UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2024

Date of reporting period: 11/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock California Municipal Series Trust

•   BlackRock California Municipal Opportunities Fund

BlackRock Multi-State Municipal Series Trust

•  BlackRock New Jersey Municipal Bond Fund

•  BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

•  BlackRock Impact Municipal Fund

BlackRock Municipal Series Trust

•  BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended November 30, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in November 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as interest rates stabilized, and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced strongly, while emerging market equities posted modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates five times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	10.17%	13.84%

U.S. small cap equities (Russell 2000® Index)	4.24	(2.57)

International equities (MSCI Europe, Australasia, Far East Index)	5.12	12.36

Emerging market equities (MSCI Emerging Markets Index)	4.60	4.21

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	4.91

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.98)	(2.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(0.80)	1.18

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.29	4.28

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.52	8.69

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2023	BlackRock California Municipal Opportunities Fund

Investment Objective

BlackRock California Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund’s Class K shares outperformed its primary benchmark, the Bloomberg Municipal Bond Index, while its Investor A, Investor A1, and Investor C Shares underperformed. The Fund’s Institutional shares performed in line with its primary benchmark. For the same period, the Fund’s Institutional and Class K shares outperformed its secondary benchmark, a customized weighted index comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value (the “California Customized Reference Benchmark”). The Fund’s Investor A and Investor C Shares underperformed its secondary benchmark while the Investor A1 shares performed in line.

What factors influenced performance?

The Fund’s holdings in longer-maturity and longer-duration securities made meaningful contributions to performance. (Duration is a measure of interest rate sensitivity.) Positions in taxable and corporate-backed issues, which tend to track the performance of investment-grade corporate bonds, also added value. Utilities represented the Fund’s largest sector overweight, which contributed to performance as the prices of essential-service revenue bonds rallied. An overweight in the transportation sector contributed, as well. The Fund’s use of leverage, while modest, was an additional contributor in the rising market.

On the other hand, positions in high yield, lower-rated bonds underperformed. Yield spreads stayed wide as investor inflows into the category remain weak. Specifically, the workforce housing sector—which made up a large portion of the Fund’s high yield allocation—remained depressed. Puerto Rico Electric Power Authority bonds also underperformed due to uncertainty surrounding the territory’s financial picture. The Fund’s cash position was a further detractor, particularly during the market rally in November.

The Fund used U.S. Treasury futures to manage interest rate risk, but to a limited extent. This aspect of its strategy marginally contributed to performance.

Describe recent portfolio activity.

The Fund continued to seek a balance of competitive total return and tax-free income using an active strategy designed to capitalize on credit, yield curve and interest rate trends.

The investment adviser reduced the Fund’s cash position from 12.5% at the beginning of the period to 6.5% by the end of November 2023. The large initial allocation to cash reflected the favorable risk/return profile in the asset class, as well as the continued turbulence in the municipal market caused by rising rates. As the investment adviser reduced the cash position, it primarily reallocated the proceeds to new issues that provided attractive yields relative to the associated duration risk. Later in the reporting period, it used the rally in the broader fixed-income market to lower the portfolio’s weighting in longer-maturity, longer-duration securities. The investment adviser also reduced some of the Fund’s positions in high yield issues, but it continued to view this market segment as a potential source of opportunity.

Describe portfolio positioning at period end.

The Fund’s duration was 6.0 years, approximately 0.6 years below the index but up from 5.6 years on May 31, 2023. The underweight to duration was largely achieved through the use of interest-rate risk management strategies.

The Fund maintained a high-quality bias, with an average credit rating of AA. The Fund also held 9.9% of its assets in high yield bonds. At the close of the period, 11.5% of the portfolio was subject to the alternative minimum tax and 5% was invested in taxable securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock California Municipal Opportunities Fund

Performance

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.55%	3.32%	2.27%	3.93%	N/A	1.44%	N/A	3.26%	N/A
Investor A	3.17	2.96	2.14	3.68	(0.73)%	1.20	0.33%	3.01	2.57%
Investor A1	3.32	3.12	2.22	3.84	N/A	1.35	N/A	3.16	N/A
Investor C	2.57	2.36	1.76	2.90	1.90	0.43	0.43	2.40	2.40
Class K	3.58	3.37	2.38	4.07	N/A	1.50	N/A	3.29	N/A

California Customized Reference Benchmark(c)	—	—	2.21	4.08	N/A	1.95	N/A	N/A	N/A

Bloomberg Municipal Bond Index(d)	—	—	2.29	4.28	N/A	2.03	N/A	2.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. The Fund’s returns prior to January 26, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.

(c)

A customized weighted index comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value (the “California Customized Reference Benchmark”). The California Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

		Actual					Hypothetical 5% Return

			Expenses Paid During the Period					Including Interest Expense and Fees			Excluding Interest Expense and Fees			Annualized Expense Ratio

	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees

Institutional	$1,000.00	$1,022.70	$2.73		$2.24		$1,000.00	$1,022.30	$2.73		$1,022.78	$2.24		0.54%	0.44%
Investor A	1,000.00	1,021.40	3.97		3.48		1,000.00	1,021.07	3.97		1,021.56	3.48		0.79	0.69
Investor A1	1,000.00	1,022.20	3.19		2.70		1,000.00	1,021.84	3.19		1,022.33	2.70		0.63	0.53
Investor C	1,000.00	1,017.60	7.77		7.28		1,000.00	1,017.30	7.77		1,017.79	7.28		1.54	1.44
Class K	1,000.00	1,023.80	2.48		1.99		1,000.00	1,022.55	2.48		1,023.03	1.99		0.49	0.39

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of November 30, 2023 (continued)	BlackRock California Municipal Opportunities Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

Utilities	30.4%
County/City/Special District/School District	24.1
Transportation	12.5
Education	7.5
State	7.3
Health	7.2
Corporate	6.6
Tobacco	2.5
Housing	1.9

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	0.4%
2024	5.4
2025	1.5
2026	11.3
2027	14.2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	11.2%
AA/Aa	59.4
A	17.1
BBB/Baa	1.8
BB/Ba	0.1
CCC/Caa	0.1
N/R(e)	10.3

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund’s Institutional and Class K Shares outperformed its primary benchmark, the Bloomberg Municipal Bond Index while its Investor C Shares underperformed and its Investor A, Investor A1 and Service Shares performed in line. For the same period, all of the Fund’s share classes underperformed its secondary benchmark, a customized weighted index comprised of 90% Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD/10% New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “New Jersey Customized Reference Benchmark”) with the exception of its Institutional shares which performed in line. The following discussion of relative performance pertains to the New Jersey Customized Reference Benchmark.

What factors influenced performance?

The Fund’s long duration (interest rate sensitivity above that of the index) contributed to relative performance, as did its out-of-benchmark allocation to Puerto Rico. Overweights in the corporate-backed, healthcare, and higher education sectors also helped results. From a ratings perspective, non-rated bonds made the largest positive contribution.

On the other hand, underweights in the transportation, tax-backed, and tobacco sectors detracted from relative performance. An underweight in bonds with maturities of 15 years and lower also detracted, as did underweights in BB and B rated securities.

The Fund’s cash position did not materially impact the Fund’s performance.

Describe recent portfolio activity.

The investment adviser continued to engage in tax-loss swapping to improve the tax efficiency of the portfolio. (Tax-loss swapping involves selling holdings that are held at a loss and redeploying the proceeds into new positions.) The investment adviser continued to focus on adding bonds it believed had above-average risk-and-return profiles. Its sales mostly consisted of premium short call structures or issuers exhibiting negative credit trends. (A call premium is the amount above a bond’s par value an investor receives if a bond is called early; a bond is called when the issuer redeems it prior to its maturity date.)

Describe portfolio positioning at period end.

The Fund’s duration was above that of the index. It was overweight in bonds with maturities of 10 years and above, and it was underweight in those with maturities of 10 years and below. The Fund was overweight in lower-coupon/discount bonds and Puerto Rico.

At the sector level, the Fund had overweight positions in local tax-backed, corporate-backed, healthcare, higher education, and school district issues. It was underweight in the transportation, state tax-backed, and tobacco sectors. In terms of credit tiers, it was overweight in BBB, and non-rated bonds, and it was underweight in those rated A, and BB.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of November 30, 2023 (continued)	BlackRock New Jersey Municipal Bond Fund

Performance

					Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.37%	3.17%	2.43%	5.29%	N/A	1.98%	N/A	3.23%	N/A
Service	3.13	2.94	2.30	5.02	N/A	1.75	N/A	3.01	N/A
Investor A	3.01	2.85	2.30	5.03	0.57%	1.75	0.87%	3.01	2.57%
Investor A1	3.15	2.98	2.28	5.07	N/A	1.88	N/A	3.16	N/A
Investor C	2.41	2.23	1.92	4.24	3.24	0.99	0.99	2.39	2.39
Class K	3.41	3.22	2.35	5.23	N/A	2.03	N/A	3.25	N/A

New Jersey Customized Reference Benchmark(c)	—	—	2.45	5.14	N/A	2.94	N/A	N/A	N/A

Bloomberg Municipal Bond Index(d)	—	—	2.29	4.28	N/A	2.03	N/A	2.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds.
(c)

A customized weighted index comprised of 90% Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD/10% New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “New Jersey Customized Reference Benchmark”). The New Jersey Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

		Actual			Hypothetical 5% Return

	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$1,024.30	$2.66		$1,000.00	$1,022.37	$2.66		0.53%
Service	1,000.00	1,023.00	3.92		1,000.00	1,021.12	3.92		0.78
Investor A	1,000.00	1,023.00	3.90		1,000.00	1,021.15	3.89		0.77
Investor A1	1,000.00	1,022.80	3.16		1,000.00	1,021.87	3.16		0.63
Investor C	1,000.00	1,019.20	7.70		1,000.00	1,017.37	7.69		1.53
Class K	1,000.00	1,023.50	2.41		1,000.00	1,022.62	2.41		0.48

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock New Jersey Municipal Bond Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

Transportation	30.0%
State	16.0
Education	14.8
County/City/Special District/School District	13.9
Health	12.3
Corporate	8.3
Housing	3.2
Tobacco	1.4
Utilities	0.1

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	2.5%
2024	23.6
2025	3.4
2026	9.0
2027	13.1

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	0.4%
AA/Aa	42.4
A	44.7
BBB/Baa	5.5
BB/Ba	0.6
B	0.1
N/R(e)	6.3

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of the Fund’s total investments.

F U N D S U M M A R Y	9

Fund Summary as of November 30, 2023	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, all of the Fund’s share classes underperformed its primary benchmark, the Bloomberg Municipal Bond Index, and its secondary benchmark, a customized weighted index comprised of 90% Bloomberg Pennsylvania Total Return Index Unhedged USD/10% Pennsylvania Bloomberg Municipal Bond High Yield (non-Investment Grade) Total Return Index (the “Pennsylvania Customized Reference Benchmark”). The following discussion of relative performance pertains to the Pennsylvania Customized Reference Benchmark.

What factors influenced performance?

The Fund’s duration (interest-rate sensitivity) was above that of the benchmark, which contributed to relative performance. Its positions in bonds with maturities of 15 years also contributed, as did its holdings in lower coupon/discount bonds. Its holdings in Puerto Rico helped performance, as well.

On the other hand, underweights in the transportation, housing, and local tax-backed sector detracted. The Fund also lost some relative performance through underweights in AAA, A, and non-rated bonds, as well as in issues with maturities of less than 15 years. An underweight in bonds with 5% coupons was a further detractor of note.

Describe recent portfolio activity.

The investment adviser continued to engage in tax-loss swapping to improve the tax efficiency of the portfolio. (Tax-loss swapping involves selling holdings that are held at a loss and redeploying the proceeds into new positions.) The investment adviser continued to focus on adding bonds it believed had above-average risk-and-return profiles. Its sales mostly consisted of premium short call structures. (A call premium is the amount above a bond’s par value an investor receives if a bond is called early; a bond is called when the issuer redeems it prior to its maturity date.)

Describe portfolio positioning at period end.

The Fund’s duration was above that of the benchmark. It was overweight in longer-term bonds with maturities of 15-plus years and underweight in those with maturities of 15 years and below. At the sector level, it was overweight in education, corporate-backed securities, and school districts, and it was underweight in transportation, state tax-backed, and healthcare issues. With respect to credit tiers, it was overweight in BBB and non-rated bonds and underweight those rated AA and A.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.74%	3.51%	1.44%	3.09%	N/A	1.02%	N/A	2.66%	N/A
Service	3.50	3.33	1.32	2.84	N/A	0.77	N/A	2.43	N/A
Investor A	3.36	3.23	1.32	2.84	(1.53)%	0.77	(0.10)%	2.43	1.98%
Investor A1	3.50	3.33	1.40	3.10	N/A	0.92	N/A	2.59	N/A
Investor C	2.77	2.58	0.94	2.07	1.07	0.01	0.01	1.80	1.80
Class K	3.78	3.64	1.47	3.14	N/A	1.07	N/A	2.69	N/A

Pennsylvania Customized Reference Benchmark(c)	—	—	2.14	3.85	N/A	2.10	N/A	N/A	N/A

Bloomberg Municipal Bond Index(d)	—	—	2.29	4.28	N/A	2.03	N/A	2.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds.
(c)

A customized weighted index comprised of 90% Bloomberg Pennsylvania Total Return Index Unhedged USD/10% Pennsylvania Bloomberg Municipal Bond: High Yield (non- Investment Grade) Total Return Index (the “Pennsylvania Customized Reference Benchmark”) .The Pennsylvania Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Pennsylvania Municipal Bond Fund

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$1,014.40	$2.75		$1,000.00	$1,022.27	$2.76		0.55%
Service	1,000.00	1,013.20	4.00		1,000.00	1,021.02	4.02		0.80
Investor A	1,000.00	1,013.20	3.97		1,000.00	1,021.06	3.98		0.79
Investor A1	1,000.00	1,014.00	3.25		1,000.00	1,021.77	3.26		0.65
Investor C	1,000.00	1,009.40	7.76		1,000.00	1,017.27	7.79		1.55
Class K	1,000.00	1,014.70	2.50		1,000.00	1,022.52	2.51		0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

Health	20.2%
County/City/Special District/School District	18.5
Transportation	16.7
Education	16.1
Utilities	7.9
Corporate	7.5
Housing	5.5
State	5.1
Tobacco	2.5

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	1.6%
2024	8.9
2025	8.9
2026	6.4
2027	14.4

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	0.9%
AA/Aa	41.6
A	32.5
BBB/Baa	6.7
BB/Ba	2.5
B	1.1
N/R(e)	14.7

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	11

Fund Summary as of November 30, 2023	BlackRock Impact Municipal Fund

Investment Objective

BlackRock Impact Municipal Fund’s (the “Fund”) investment objective is to seek to maximize income exempt from Federal income taxes while investing in municipal bonds the proceeds of which Fund management views as generating positive social and environmental impacts.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November, 2023, all of the Fund’s share classes outperformed its primary benchmark, a customized weighted index comprised of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Bond Index (the “Customized Reference Benchmark”) and one of its secondary benchmarks, the Bloomberg Municipal Bond Index. For the same period, the Fund’s Class K Shares outperformed its second secondary benchmark, the Bloomberg Municipal High Yield Bond Index, while it’s Institutional and Investor A Shares performed in line. The following discussion of relative performance pertains to the Customized Reference Benchmark.

What factors influenced performance?

The Fund used U.S. Treasury futures to help manage interest rate risk, which contributed to performance in the rising-rate environment. The Fund’s overweight in investment-grade bonds also contributed positively, as did its security selection in the utilities and housing sectors. An overweight in bonds with maturities of 18 to 24 years contributed, as well.

On the other hand, the Fund’s underweight in high yield bonds was the largest detractor from performance. Holdings in 4% coupon bonds, which have greater interest rate sensitivity than those with higher coupons, also detracted. The Fund’s allocation to bonds with maturities of 25 years and longer, which also have above-average interest rate sensitivity, were a further detractor.

Describe recent portfolio activity.

As municipal yields rose in the early part of the period, the investment adviser shifted the portfolio’s holdings toward higher-coupon issues (5% and above) and away from those with lower coupons (largely 4%). Once the market began to rally in November 2023, the investment adviser rotated out of lower-yielding, lower-coupon positions in order to reduce duration (interest rate sensitivity) and improve the portfolio’s overall structure.

Describe portfolio positioning at period end.

The Fund was positioned with an overweight to duration, an overweight in longer-maturity bonds (18-years and longer), and an overweight in investment-grade bonds. The Fund was underweight in non-investment grade high yield bonds. Housing and education were the Fund’s leading sector overweights, while the tax-backed states and transportation sectors were its largest underweights.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

				Average Annual Total Returns(a)(b)

				1 Year		Since Inception(c)

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.81%	3.38%	3.29%	6.01%	N/A	1.10%	N/A
Investor A	3.53	3.15	3.28	5.88	1.38%	0.92	(1.60)%
Class K	3.86	3.44	3.42	6.17	N/A	1.21	N/A

Customized Reference Benchmark(d)	—	—	2.66	4.84	N/A	(0.61)	N/A
Bloomberg Municipal Bond Index(e)	—	—	2.29	4.28	N/A	(0.01)	N/A
Bloomberg Municipal High Yield Bond Index(f)	—	—	3.33	5.85	N/A	(1.76)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)	Under normal circumstances, the Fund invests 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds and derivatives with similar economic characteristics.
(c)	The Fund commenced operations on March 14, 2022.
(d)	A customized weighted index comprised of 65% Bloomberg Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index (the “Customized Reference Benchmark”).
(e)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
(f)	An index designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Impact Municipal Fund

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$1,032.90	$3.01		$1,000.00	$1,022.04	$2.99		0.59%
Investor A	1,000.00	1,032.80	4.12		1,000.00	1,020.95	4.10		0.81
Class K	1,000.00	1,034.20	2.74		1,000.00	1,022.30	2.73		0.54

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

Education	17.6%
Housing	17.0
Transportation	14.3
County/City/Special District/School District	12.9
Utilities	12.7
Health	12.4
State	6.8
Corporate	6.3

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(b)	Percentage

2023	—%
2024	—
2025	1.6
2026	0.2
2027	5.4

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	8.0%
AA/Aa	48.6
A	22.5
BBB/Baa	8.8
BB/Ba	5.0
N/R	7.1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	13

Fund Summary as of November 30, 2023	BlackRock Strategic Municipal Opportunities Fund

Investment Objective

BlackRock Strategic Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from Federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund underperformed its primary benchmark, the Bloomberg Municipal Bond Index, as well as its secondary benchmark, a customized weighted index comprised of 72% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/23% Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). The following discussion of relative performance pertains to the Customized Reference Benchmark.

What factors influenced performance?

The Fund’s sizable position in Puerto Rico Electric Power Authority Bonds, which experienced a significant downward repricing early in the reporting period, was the leading detractor from performance. Security selection in the transportation sector, an underweight in intermediate-term bonds, and holdings in non-rated securities also hindered performance.

On the other hand, the Fund’s use of derivatives such as U.S. Treasury futures to manage interest rate risk contributed positively. An overweight in long-dated bonds (those with maturities of 20 years and above) contributed as well. Selection in the AA credit tier, along with holdings in local tax-backed and corporate-backed securities, were additional contributors of note.

Describe recent portfolio activity.

The Fund opened the period with a duration of 6.08 years and closed with a duration of 6.74 years. (Duration is a measure of interest rate sensitivity.) The investment adviser continued to use cash to fund outflows, leading to a reduction in the Fund’s cash position from 7.45% of assets to 0.33% over the course of the period. The Fund remained underweight in the tax-backed sectors and overweight in utilities, and its allocation to corporate-backed issues increased. About 20% of the Fund’s assets were in high yield (below investment-grade) bonds as of November 30, down slightly from 21% at the start of the period, with a continued overweight in Puerto Rico. The investment adviser increased the Fund’s weighting in investment-grade bonds, maintaining a higher-quality bias. The Fund held an allocation of approximately 42% to bonds with maturities of 20 years and longer, versus 40% at the beginning of the period. The portfolio’s allocation to taxable securities declined from 8.8% to 7.4%.

Describe portfolio positioning at period end.

The Fund finished November 2023 with a duration of 6.74 years, positioned 0.11 years longer than the benchmark, with an overweight in bonds with maturities of 20 years and above. At the sector level, the Fund was overweight in corporate-backed issues and utilities, and it was underweight in tax-backed securities. The Fund’s average credit quality was AA.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.35%	3.30%	1.56%	3.54%	N/A	0.65%	N/A	2.58%	N/A
Investor A	3.02	2.97	1.56	3.42	(0.97)%	0.45	(0.42)%	2.37	1.92%
Investor A1	3.25	3.20	1.63	3.46	N/A	0.60	N/A	2.51	N/A
Investor C	2.40	2.35	1.07	2.52	1.52	(0.31)	(0.31)	1.73	1.73
Class K	3.49	3.44	1.61	3.62	N/A	0.72	N/A	2.62	N/A

Customized Reference Benchmark(c)	—	—	2.36	4.60	N/A	2.26	N/A	N/A	N/A

Bloomberg Municipal Bond Index (d)	—	—	2.29	4.28	N/A	2.03	N/A	2.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances the Fund invests at least 80% of its assets in municipal bonds. The Fund’s returns prior to January 27, 2014 are the returns of the Fund when it followed different investment strategies under the name BlackRock Intermediate Municipal Fund.

(c)

A customized weighted index comprised of 72% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/23% Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Strategic Municipal Opportunities Fund

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual						Hypothetical 5% Return

			Expenses Paid During the Period					Including Interest Expense and Fees			Excluding Interest Expense and Fees			Annualized Expense Ratio

	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees

Institutional	$1,000.00	$1,015.60	$3.58		$3.31		$1,000.00	$1,021.44	$3.60		$1,021.71	$3.32		0.71%	0.66%
Investor A	1,000.00	1,015.60	4.59		4.32		1,000.00	1,020.44	4.61		1,020.71	4.33		0.91	0.86
Investor A1	1,000.00	1,016.30	3.96		3.68		1,000.00	1,021.08	3.96		1,021.35	3.69		0.78	0.73
Investor C	1,000.00	1,010.70	8.48		8.21		1,000.00	1,016.56	8.51		1,016.83	8.24		1.69	1.63
Class K	1,000.00	1,016.10	3.05		2.78		1,000.00	1,021.98	3.06		1,022.24	2.79		0.60	0.55

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

County/City/Special District/School District	20.7%
Utilities	19.9
Transportation	15.6
Corporate	12.2
State	11.0
Health	6.9
Housing	6.7
Education	4.3
Tobacco	1.7
Other*	1.0

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	0.5%
2024	5.6
2025	1.2
2026	3.9
2027	10.9

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	16.5%
AA/Aa	46.4
A	14.9
BBB/Baa	3.6
BB/Ba	2.2
B	0.3
N/R(e)	16.1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	15

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For each Fund, except BlackRock Impact Municipal Fund, Class K Shares performance shown prior to the Class K January 25, 2018 inception date is that of Institutional Shares. The performance of the Funds’ Class K Shares, except BlackRock Impact Municipal Fund, would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (available only in BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Strategic Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Strategic Municipal Opportunities Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee) for BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. The initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Funds. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain eligible employer-sponsored retirement plans and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Investor C Shares (available only in BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Strategic Municipal Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

D I S C L O S U R E O F E X P E N S E S	17

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
Chapman University, 3.00%, 04/01/51	$2,100	$1,314,403

Total Corporate Bonds — 0.0% (Cost: $2,100,000)		1,314,403

Municipal Bonds

California — 84.9%

Corporate(a) — 6.3%
California Community Choice Financing Authority, RB
5.00%, 07/01/53	20,000	20,827,892
5.00%, 12/01/53	16,905	17,635,190
5.50%, 10/01/54	20,000	21,750,147
Series B-1, 4.00%, 02/01/52	20,000	19,624,626
Series C, 5.25%, 01/01/54	7,500	7,752,988
Series E-1, 5.00%, 02/01/54	50,000	52,460,327
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53	2,930	3,001,523

		143,052,693

County/City/Special District/School District — 23.1%
California Infrastructure & Economic Development Bank, RB, 5.00%, 08/01/49	8,620	9,065,741
California Infrastructure & Economic Development Bank, Refunding RB
Series A, 1.60%, 10/01/29	3,575	2,948,420
Series A, 1.84%, 10/01/31	1,100	862,720
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,751,779
Chaffey Community College District, GO, Series A, 4.00%, 06/01/43	5,535	5,563,287
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	8,000	8,049,186
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	988,148
Series B, 3.92%, 09/01/31	3,410	3,008,427
Series B, 3.97%, 09/01/32	1,880	1,638,329
Series B, 4.02%, 09/01/33	2,070	1,785,333
City & County of San Francisco California, GO, Series A, 4.00%, 06/15/36	5,155	5,192,542
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/44	10,000	10,038,750
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,366,142
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,299,831
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	21,517,569
County of Ventura California, RB, 5.15%, 07/01/24	50,000	49,842,732
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/46	5,995	6,078,473
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/44	16,375	16,537,868
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	12,330	12,519,678
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,150	2,157,873
Fremont Unified School District/Alameda County California, GO, Series E, Election 2014, 4.00%, 08/01/41	3,325	3,399,563

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	$15,000	$15,159,629
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	5,855	5,903,551
Grossmont Healthcare District, Refunding GO, Series D, 4.00%, 07/15/40	2,000	2,001,254
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	20,000	21,220,789
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,186,816
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,395,217
Irvine Facilities Financing Authority, ST, Series A, (BAM), 5.00%, 09/01/48	20,845	22,863,456
La Mesa-Spring Valley School District, GO, Series B, 5.00%, 08/01/47	1,200	1,298,203
Las Virgenes Unified School District, GO
Series A, Election 2022, 5.00%, 08/01/45	2,345	2,628,785
Series A, Election 2022, 5.00%, 08/01/47	1,220	1,356,971
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	5,044,197
Los Angeles Community College District, GO
Series K, Election 2008, 4.00%, 08/01/38	40	40,626
Series K, Election 2008, 4.00%, 08/01/39	10,000	10,135,564
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,888,844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/37	10,000	10,741,558
Series A, 5.00%, 07/01/44	1,440	1,530,843
Los Angeles County Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,930	1,974,181
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	10,044,811
Manteca Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/48	4,180	4,098,217
Mount San Antonio Community College District, Refunding GO
Series 2018-A, Election 2018, 4.00%, 08/01/49	5,000	5,040,438
Series A, Election 2018, 5.00%, 08/01/44	3,430	3,688,004
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,606,018
Palmdale Elementary School District, GO, Election 2022, (BAM), 5.00%, 08/01/48	5,000	5,486,476
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, RB, Series A, 5.00%, 06/01/47	3,650	3,975,274
Peralta Community College District, Refunding GO
Series A, 4.00%, 08/01/31	7,500	7,505,988
Series A, 4.00%, 08/01/39	200	200,108
Pleasanton Unified School District, GO, Election 2022, 4.00%, 08/01/48	9,000	9,078,570
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/48	8,635	9,531,399
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,299,020
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	4,239,453

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Diego Unified School District, GO 5.00%, 07/01/48	$3,615	$3,986,442
Series L, 4.00%, 07/01/44	3,750	3,811,593
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.25%, 08/01/29	1,000	905,302
Series D, 3.38%, 08/01/30	1,250	1,117,858
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	3,014,207
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	7,988,913
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	25,000	20,373,531
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,119,872
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,873,646
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	1,000	1,066,175
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/33	9,065	9,238,161
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,012,095
4.00%, 05/01/48	2,265	2,238,443
Santa Clara Unified School District, GO 4.00%, 07/01/41	12,475	12,923,358
Election 2014, 4.00%, 07/01/41	5,000	5,066,317
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	1,400	1,411,521
Election 2016, 5.25%, 08/01/48	4,000	4,466,668
Santa Cruz City Elementary School District, GO
Series C, 2.00%, 08/01/34	1,770	1,527,843
Series C, 2.00%, 08/01/36	695	565,787
Santa Cruz City High School District, GO, Series C, 2.00%, 08/01/35	450	378,339
Simi Valley Unified School District, GO
Series D, 4.00%, 08/01/48	4,500	4,495,668
Series D, 5.25%, 08/01/51	3,780	4,174,636
South Orange County Public Financing Authority, RB, 5.00%, 06/01/47	11,000	11,969,947
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	9,765	9,921,133
Series B, 5.00%, 08/01/47	10,000	11,068,302
Series B, Election 2012, 4.00%, 08/01/34	5,160	5,248,938

		520,741,346

Education — 7.1%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,742,383
California Infrastructure & Economic Development Bank, RB(c)
5.00%, 01/01/24(d)	125	124,876
4.13%, 01/01/35	985	841,684
5.00%, 01/01/55	2,000	1,537,280
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(b)	37,500	2,461,664
California Municipal Finance Authority, RB
5.00%, 06/15/41(c)	925	845,363
6.00%, 07/01/44	500	500,783
5.00%, 06/15/51(c)	1,385	1,184,954

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, RB (continued)
Series A, 5.50%, 08/01/34(c)	$250	$250,307
California Municipal Finance Authority, Refunding RB(c)
5.00%, 08/01/39	1,785	1,718,957
5.00%, 08/01/48	2,140	1,883,313
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(c)	190	186,331
California School Finance Authority, RB(c)
Series A, 5.00%, 06/01/33	525	530,440
Series A, 5.00%, 06/01/43	525	511,091
Series A, 5.00%, 06/01/49	7,105	6,476,949
Series A, 6.00%, 07/01/51	1,500	1,533,702
Series A, 5.00%, 06/01/55	1,000	939,516
Series A, 5.00%, 06/01/58	3,355	2,975,221
Series A, 6.00%, 06/01/59	8,925	8,341,999
Series B, 6.00%, 06/01/31	735	635,695
California State University, Refunding RB
Series A, 5.00%, 11/01/43	21,000	22,438,956
Series A, 5.00%, 11/01/47	6,430	6,686,849
Series B, 1.67%, 11/01/29	9,000	7,453,732
Series B, 1.85%, 11/01/31	6,750	5,295,190
Series B, 2.53%, 11/01/33	2,580	2,039,061
Series D, 1.69%, 11/01/29	5,000	4,161,457
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61(c)	7,640	6,621,743
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,069,953
University of California, RB, Series AV, 5.25%, 05/15/42	12,305	13,080,624
University of California, RB, BAB, 6.30%, 05/15/50	3,790	3,895,656
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	5,850	6,077,510
Series AZ, 5.00%, 05/15/43	25,000	26,605,640
Series BH, 4.00%, 05/15/46	8,245	8,323,149
Series Q, 4.00%, 05/15/41	10,300	10,610,157

		160,582,185

Health — 6.2%
California Health Facilities Financing Authority, Refunding RB
4.00%, 05/15/46	1,950	1,844,699
Class A, 5.00%, 08/15/51	5,000	5,360,551
Series A, 4.00%, 08/15/40	6,750	6,843,252
Series A, 4.00%, 11/15/40	6,110	6,166,882
Series A, 4.00%, 08/15/50	8,160	8,044,355
Series A-2, 4.00%, 11/01/44	22,000	21,558,280
Series B, 4.00%, 11/15/41	1,350	1,313,226
California Infrastructure & Economic Development Bank, RB, 5.00%, 08/01/44	1,800	1,909,631
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 11/01/39(c)	980	905,367
California Public Finance Authority, RB
Series A, 4.00%, 07/15/41	4,810	4,836,581
Series A, 5.00%, 07/15/46	10,375	11,303,747
California Public Finance Authority, Refunding RB
Series A, 4.00%, 08/01/47	7,000	6,953,978
Series A, 5.00%, 08/01/47	17,195	17,951,892
Regents of the University of California Medical Center Pooled Revenue, RB 5.00%, 05/15/42	4,830	5,327,309

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series P, 4.00%, 05/15/43	$10,000	$10,173,342
Series P, 5.00%, 05/15/47	18,370	19,935,887
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/41	8,215	8,489,079

		138,918,058

Housing — 1.8%
California Community Housing Agency, RB, M/F Housing(c)
Series A-1, 3.00%, 02/01/57	4,000	2,456,718
Series A-2, 4.00%, 02/01/50	1,600	1,117,096
Series A-2, 4.00%, 08/01/51	12,920	8,618,281
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	8,935	6,930,256
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	2,740	2,031,026
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45(c)	1,205	1,037,374
CSCDA Community Improvement Authority, RB, M/F Housing(c)
3.13%, 07/01/56	5,620	3,545,878
3.13%, 08/01/56	1,460	995,984
4.00%, 12/01/56	445	303,072
3.25%, 04/01/57	2,830	1,922,529
4.00%, 07/01/58	2,150	1,421,088
Series A, 3.00%, 09/01/56	2,045	1,374,850
Series B, 4.00%, 07/01/58	2,450	1,698,380
Mezzanine Lien, 4.00%, 03/01/57	500	334,771
Series B, Mezzanine Lien, 4.00%, 12/01/59	2,925	1,771,205
Senior Lien, 3.13%, 06/01/57	3,850	2,400,970
Series B, Sub Lien, 4.00%, 12/01/59	4,580	2,825,155

		40,784,633

State — 2.7%
California State Public Works Board, RB
4.00%, 11/01/41	9,250	9,397,604
Series C, 5.00%, 11/01/44	20,000	21,545,661
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	3,000	2,058,510
State of California, Refunding GO
6.00%, 03/01/33	3,590	3,780,187
5.00%, 10/01/39	5,000	5,231,749
5.25%, 10/01/39	18,150	19,139,886

		61,153,597

Tobacco — 2.0%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,448,974
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	7,620	1,355,933
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,022,420
Series L, 0.00%, 06/01/55	91,500	5,325,084
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	5,175	4,177,969
Series B, 5.00%, 06/01/51	5,995	6,143,350
Subordinate, 3.85%, 06/01/50	5,360	4,925,929

Security	Par (000)	Value

Tobacco (continued)
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(b)	$34,680	$1,396,786
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	3,630	3,275,314
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	14,250	14,675,054

		44,746,813

Transportation — 11.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	920	938,252
City of Los Angeles Department of Airports, ARB
AMT, 5.25%, 05/15/47	7,000	7,414,567
Series A, AMT, 5.00%, 05/15/42	10,000	10,159,814
Series A, AMT, 5.00%, 05/15/44	10,010	10,268,877
Series A, AMT, 5.00%, 05/15/45	5,000	5,012,687
Series C, AMT, 5.00%, 05/15/45	20,000	20,878,632
Series D, AMT, 5.00%, 05/15/41	8,520	8,569,883
City of Los Angeles Department of Airports, Refunding ARB
5.00%, 05/15/46	4,985	5,215,472
Series A, AMT, 4.00%, 05/15/44	7,040	6,638,873
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,783,922
City of Los Angeles Department of Airports, Refunding RB, AMT, Subordinate, 5.25%, 05/15/48	2,500	2,690,866
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	7,345	7,373,554
Port of Los Angeles, Refunding RB, Series C, 4.00%, 08/01/39	3,570	3,599,738
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	8,435	8,817,377
San Francisco City & County Airport Comm-San Francisco International Airport, ARB, Series A, AMT, 5.25%, 05/01/42	34,690	35,708,196
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, AMT, 5.00%, 05/01/48	10,145	10,302,263
Series A, AMT, 5.00%, 05/01/38	10,350	10,809,546
Series A, AMT, 5.00%, 05/01/47	36,805	37,098,284
Series B, AMT, 5.00%, 05/01/46	29,990	30,479,873
Series D, AMT, 5.00%, 05/01/43	16,440	16,921,025
Series D, AMT, 5.25%, 05/01/48	3,900	4,037,697
Series E, AMT, 5.00%, 05/01/37	4,000	4,225,290
Series E, AMT, 5.00%, 05/01/38	5,000	5,260,146

		258,204,834

Utilities — 24.3%
California Community Choice Financing Authority, RB, Series G, 5.25%, 11/01/54(e)	50,000	52,158,500
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	1,000	844,583
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 5.00%, 06/01/47	11,655	12,731,289
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,821,216
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
4.00%, 11/01/39	10,000	10,120,666
Series B, 5.25%, 11/01/48	7,935	9,014,793
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	29,920	31,517,083

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB (continued)
Series A, 4.00%, 06/01/45	$4,885	$4,910,313
Series A, 5.25%, 06/01/52	1,315	1,466,319
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,783,600
Series D, 5.00%, 07/01/47	35,105	36,578,927
Eastern Municipal Water District Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	1,500	1,680,549
Series B, 4.00%, 07/01/34	5,455	5,624,692
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	6,085	6,165,826
Irvine Ranch Water District Water Service Corp., RB, 5.00%, 03/01/46	19,330	20,058,602
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/46	20,000	20,523,787
Series C, 5.00%, 07/01/43	5,000	5,561,803
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/51	27,545	29,574,842
Metropolitan Water District of Southern California, RB, Series A, AMT, 5.00%, 10/01/51	24,000	25,976,969
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 04/01/48	3,255	3,606,727
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,213,517
Series A, 5.25%, 10/01/48	13,020	14,172,124
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	10,015	10,867,823
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/40	7,700	7,965,905
Series H, 4.00%, 08/15/45	11,285	11,412,642
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/38	13,595	14,419,068
Series A, 4.00%, 08/01/45	4,000	4,060,342
Series A, 5.25%, 08/01/48	14,340	16,195,472
Series B, 5.00%, 08/01/38	7,725	8,064,620
Series B, 5.00%, 08/01/39	8,735	9,170,325
Series A, Subordinate, 5.00%, 08/01/43	10,000	10,618,246
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series A, 5.00%, 11/01/48	7,250	7,920,927
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 1.00%, 10/01/26	27,880	26,688,729
Series B, 5.00%, 10/01/43	41,410	43,997,935
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 4.00%, 10/01/47	5,000	5,044,861
Series B, 5.00%, 10/01/41	3,000	3,384,995
Series B, 4.00%, 10/01/42	17,010	17,014,681
Series B, 5.00%, 10/01/43	2,965	3,280,614
Series B, 5.00%, 10/01/48	4,290	4,673,287

Security	Par (000)	Value

Utilities (continued)
San Jose Financing Authority, Refunding RB, Series B, 5.00%, 11/01/52	$10,000	$10,988,791
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,275,458
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/45	2,145	2,329,751

		549,481,199

Total Municipal Bonds in California		1,917,665,358

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	2,060	1,895,174

Puerto Rico — 5.8%

State — 4.3%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(a)	23,823	9,543,629
Series A-1, 0.00%, 11/01/43(a)	17,190	8,896,752
Series A-1, Restructured, 5.63%, 07/01/29	5,196	5,503,954
Series A-1, Restructured, 5.75%, 07/01/31	2,021	2,175,986
Series A-1, Restructured, 4.00%, 07/01/33	1,917	1,798,199
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,592,496
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,321,874
Series A-1, Restructured, 4.00%, 07/01/41	2,010	1,738,572
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,734,224
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	2,467	1,503,303
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	1,086	347,595
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	26,728	25,379,269
Series A-1, Restructured, 5.00%, 07/01/58	5,583	5,437,799
Series A-2, Restructured, 4.54%, 07/01/53	114	104,395
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,374,639
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	899,915
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,194,131
Series A-1, Restructured, 0.00%, 07/01/46	44,873	13,288,398
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,697,197

		96,532,327

Tobacco — 0.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	123,730	9,512,626

Utilities(f)(g) — 1.1%
Puerto Rico Electric Power Authority, RB
3rd Series, 5.40%, 01/01/23(a)	593	148,363
Series A, 5.00%, 07/01/29	4,130	1,032,500
Series A, 7.00%, 07/01/33	2,230	557,500
Series A, 6.75%, 07/01/36	7,630	1,907,500
Series A, 5.00%, 07/01/42	6,125	1,531,250
Series A, 7.00%, 07/01/43	955	238,750
Series A-3, 10.00%, 07/01/19	2,137	534,128
Series B-3, 10.00%, 07/01/19	2,137	534,128
Series C-1, 5.40%, 01/01/18	5,870	1,467,487
Series C-2, 5.40%, 07/01/18	5,871	1,467,724

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series C-4, 5.40%, 07/01/20	$593	$148,363
Series CCC, 5.25%, 07/01/26	1,680	420,000
Series CCC, 5.25%, 07/01/28	955	238,750
Series D-4, 7.50%, 07/01/20	4,342	1,085,571
Series TT, 5.00%, 07/01/25	480	120,000
Series TT, 5.00%, 07/01/26	1,285	321,250
Series WW, 5.50%, 07/01/18	1,155	288,750
Series WW, 5.50%, 07/01/19	935	233,750
Series WW, 5.38%, 07/01/24	875	218,750
Series WW, 5.25%, 07/01/33	885	221,250
Series WW, 5.50%, 07/01/38	1,170	292,500
Series WW, 5.50%, 07/01/49	1,315	328,750
Series XX, 5.25%, 07/01/27	645	161,250
Series XX, 5.25%, 07/01/35	400	100,000
Series XX, 5.75%, 07/01/36	555	138,750
Series XX, 5.25%, 07/01/40	11,490	2,872,500
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22	2,150	537,500
Series AAA, 5.25%, 07/01/27	6,540	1,635,000
Series AAA, 5.25%, 07/01/28	4,690	1,172,500
Series AAA, 5.25%, 07/01/29	530	132,500
Series BBB, 5.40%, 07/01/28	2,805	701,250
Series UU, 3.47%, 07/01/17(a)	395	98,750
Series UU, 1.00%, 07/01/18(a)	355	88,750
Series UU, 4.49%, 07/01/31(a)	3,765	941,250
Series UU, 1.32%, 07/01/49(a)	3,175	793,750
Series ZZ, 5.00%, 07/01/17	925	231,250
Series ZZ, 5.25%, 07/01/19	2,945	736,250
Series ZZ, 5.25%, 07/01/24	1,990	497,500
Series ZZ, 5.00%, 07/01/28	990	247,500
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	4,060	1,015,000

		25,438,264

Total Municipal Bonds in Puerto Rico		131,483,217

Total Municipal Bonds — 90.8% (Cost: $2,142,129,351)		2,051,043,749

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 5.1%

Health — 0.7%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,370	16,680,163

Transportation — 0.6%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/34	11,635	12,861,683

Utilities — 3.8%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	21,075,355

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	$35,325	$38,444,798
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	23,620	25,403,498

		84,923,651

Total Municipal Bonds in California		114,465,497

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.1% (Cost: $118,851,308)		114,465,497

Total Long-Term Investments — 95.9% (Cost: $2,263,080,659)		2,166,823,649

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.37%(i)(j)	119,792,518	119,720,642

Total Short-Term Securities — 5.3% (Cost: $119,663,607)		119,720,642

Total Investments — 101.2% (Cost: $2,382,744,266)		2,286,544,291
Other Assets Less Liabilities — 1.2%		25,589,849
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%		(53,652,450)

Net Assets — 100.0%		$2,258,481,690

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$295,902,305	$—	$(176,232,354	)(a)	$12,889	$37,802	$119,720,642	119,792,518	$2,779,224	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	1,639	03/19/24	$180,008	$(1,009,987)
U.S. Long Bond	1,002	03/19/24	116,796	(692,212)
5-Year U.S. Treasury Note	962	03/28/24	102,829	(570,013)

				$(2,272,212)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts

Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,272,212	$—	$2,272,212

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$33,004,030	$—	$33,004,030

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(3,025,393)	$—	$(3,025,393)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$501,949,149

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,314,403	$—	$1,314,403
Municipal Bonds	—	2,051,043,749	—	2,051,043,749
Municipal Bonds Transferred to Tender Option Bond Trusts	—	114,465,497	—	114,465,497
Short-Term Securities
Money Market Funds	119,720,642	—	—	119,720,642
Unfunded Commitments(a)	—	—	13,481,897	13,481,897

	$119,720,642	$2,166,823,649	$13,481,897	$2,300,026,188

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(2,272,212)	$—	$—	$(2,272,212)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $52,974,978 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) November 30, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 85.9%

Corporate — 7.8%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	$510	$513,792
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	3,513,621
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,235,312
3.50%, 04/01/42	720	631,100
AMT, 3.75%, 11/01/34(a)	5,000	4,926,101
AMT, 3.00%, 08/01/41	5,670	4,577,558
AMT, 3.00%, 08/01/43	5,600	4,374,751
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,353,081

		23,125,316

County/City/Special District/School District — 13.2%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,421,313
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,064,699
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,067,813
(AGM), 2.25%, 08/15/46	1,850	1,121,098
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,007,764
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,497,709
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,720,886
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	929,054
4.00%, 07/15/39	740	749,313
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,474,738
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,138,479
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,215,225
New Jersey Economic Development Authority, RB, Series B, AMT, 6.50%, 04/01/31	1,475	1,515,376
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,867	1,920,583
Newark Board of Education, Refunding GO, (BAM), 3.00%, 07/15/39	630	518,746
Township of Bloomfield New Jersey, Refunding GO, 3.00%, 02/01/33	1,040	1,011,253
Township of Irvington New Jersey, Refunding GO, Series A, (AGM SAW), 5.00%, 07/15/24(b)	2,445	2,473,730
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	356,453
3.00%, 06/01/38	410	372,906
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,205	1,206,473
Series A, AMT, (GTD), 5.25%, 12/01/31	5,965	5,974,574

		38,758,185

Education — 14.1%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,189,464

Security	Par (000)	Value

Education (continued)
Camden County Improvement Authority, RB, 6.00%, 06/15/52	$220	$237,628
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	536,327
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	670,084
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(c)	140	137,269
Series A, 5.13%, 11/01/29(c)	100	97,064
Series A, 5.25%, 07/01/37(c)	470	433,563
Series A, 6.25%, 11/01/38(c)	210	210,692
Series A, 5.00%, 06/15/39(c)	825	793,943
Series A, 5.38%, 07/01/47(c)	815	709,341
Series A, 5.00%, 12/01/48	2,190	2,222,942
Series A, 5.00%, 06/15/49(c)	135	123,826
Series A, 5.00%, 01/01/50	265	244,086
Series A, 5.00%, 07/01/50	200	200,072
Series A, 6.50%, 11/01/52(c)	1,210	1,199,558
Series A, 5.25%, 11/01/54(c)	1,100	932,328
Series AAA, 5.00%, 12/15/26(b)	1,990	2,119,875
Series DDD, 5.00%, 06/15/27(b)	3,000	3,230,327
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,868,628
(AGM), 5.00%, 06/01/42	690	709,472
Series A, 4.75%, 08/01/24(c)	55	54,668
Series A, 5.63%, 08/01/34(c)	250	250,506
Series A, 5.00%, 09/01/37(c)	315	300,595
Series A, 5.88%, 08/01/44(c)	430	430,101
Series A, 5.13%, 09/01/52(c)	1,000	902,001
Series PP, 4.00%, 06/15/24(b)	4,875	4,898,987
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	655	706,933
Series C, (AGM), 3.25%, 07/01/49	290	213,855
Series C, (AGM), 4.00%, 07/01/50	245	219,401
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,023,877
Series B, 5.00%, 07/01/32	2,465	2,575,590
Series H, (AGM), 4.00%, 07/01/39	715	716,900
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	387,617
Series C, AMT, 5.00%, 12/01/53	265	253,112
Sub-Series C, AMT, 4.00%, 12/01/48	700	589,886
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	950	929,022
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	838,890
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,097,294
New Jersey Institute of Technology, RB, Series A, AMT, 5.00%, 07/01/40	5,000	5,139,806

		41,395,530

Health — 11.7%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	259,143
5.00%, 01/01/39	520	459,942
5.00%, 01/01/49	500	403,568
New Jersey Health Care Facilities Financing Authority, RB
2.92%, 07/01/33(a)	4,700	4,700,000

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued)
5.00%, 07/01/42	$3,000	$3,077,838
2.38%, 07/01/46	3,740	2,543,941
3.00%, 07/01/51	7,905	5,938,857
Series A, 5.25%, 07/01/35	1,460	1,462,271
Series A, 5.00%, 07/01/39	1,150	1,157,510
Series A, 5.00%, 07/01/43	1,535	1,543,073
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/24(b)	2,950	2,982,442
5.00%, 07/01/29	285	285,365
5.00%, 07/01/34	1,000	1,047,771
4.00%, 07/01/41	1,000	978,119
Series A, 4.00%, 07/01/32	2,300	2,341,814
Series A, 5.00%, 07/01/37	5,000	5,219,936

		34,401,590

Housing — 3.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	910	649,165
Series H, 2.30%, 10/01/46	680	470,647
Series H, 2.40%, 04/01/52	680	469,690
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	350	279,712
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	163,065
Series A, (HUD SECT 8), 2.65%, 11/01/46	350	242,684
Series A, 4.00%, 11/01/48	150	130,645
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	141,032
Series A, (HUD SECT 8), 2.70%, 11/01/51	350	230,004
Series A, 4.10%, 11/01/53	100	88,739
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	134,772
Series A, (HUD SECT 8), 2.75%, 11/01/56	350	222,159
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	842,187
Series E, 2.25%, 10/01/40	680	500,619
Series E, 2.40%, 10/01/45	515	383,618
Newark Housing Authority, RB, M/F Housing
Series A, AMT, 5.00%, 12/01/30	1,640	1,641,898
Series A, AMT, 4.38%, 12/01/33	2,515	2,516,113

		9,106,749

State — 12.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,025,739
5.25%, 11/01/44	590	592,082
Class D, (AGM), 4.00%, 11/01/34	500	501,711
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,767,359
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,714,999
Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,648,146
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(b)	2,040	2,268,670
5.00%, 06/15/43	1,955	2,034,360
4.00%, 06/15/49	1,190	1,108,393
Series A, 5.00%, 06/15/42	4,000	4,145,594
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	128,174

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
Sub-Series A, 4.00%, 07/01/34	$305	$306,729
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,774,141
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,002,193
State of New Jersey, GO
2.00%, 06/01/37	2,600	1,909,759
5.00%, 06/01/38	2,000	2,137,896

		36,065,945

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,011,824
Series A, 5.25%, 06/01/46	1,000	1,024,683
Sub-Series B, 5.00%, 06/01/46	1,865	1,873,914

		3,910,421

Transportation — 22.3%
New Jersey Economic Development Authority, RB Class A, 5.25%, 11/01/47	2,200	2,365,402
AMT, (AGM), 5.13%, 01/01/39	1,000	1,000,341
AMT, (AGM), 5.13%, 07/01/42	1,000	1,000,380
AMT, 5.38%, 01/01/43	905	905,323
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	225,508
5.25%, 06/15/46	210	225,968
Class BB, 5.00%, 06/15/36	1,250	1,380,564
Class BB, 4.00%, 06/15/37	700	713,555
Class BB, 4.00%, 06/15/50	650	604,796
Series A, 5.00%, 06/15/30	1,250	1,299,731
Series A, 0.00%, 12/15/32(d)	10,000	7,220,264
Series AA, 4.00%, 06/15/36	1,435	1,469,370
Series AA, 4.00%, 06/15/45	1,775	1,698,907
Series AA, 5.00%, 06/15/45	3,500	3,631,096
Series AA, 4.00%, 06/15/50	4,000	3,720,466
Series B, 5.00%, 06/15/33	550	595,842
Series BB, 4.00%, 06/15/44	2,335	2,243,698
Series BB, 4.00%, 06/15/50	1,500	1,395,683
Series BB, 5.25%, 06/15/50	5,125	5,493,803
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	8,900	5,522,498
Series A, 0.00%, 12/15/38	10,000	5,224,321
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,848,042
Series A, 5.00%, 12/15/35	455	488,041
Series A, 4.00%, 06/15/36	1,700	1,742,763
Series A, 5.25%, 06/15/41	1,000	1,111,211
Series AA, 4.25%, 06/15/44	1,545	1,545,180
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,002,577
Series E, 5.00%, 01/01/45	2,000	2,021,494
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,133,057
Series A, 4.00%, 01/01/39	1,000	1,014,579
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,409,899
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	444,931

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
South Jersey Transportation Authority, Refunding RB (continued)
Series A, 5.00%, 11/01/33	$250	$252,801
Series A, 5.00%, 11/01/39	1,500	1,505,033

		65,457,124

Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(e)	115	115,640
New Jersey Infrastructure Bank, RB, 2.00%, 09/01/43	240	154,705

		270,345

Total Municipal Bonds in New Jersey		252,491,205

New York — 5.3%

Transportation — 5.3%
Port Authority of New York & New Jersey, ARB 93rd Series, 6.13%, 06/01/94	1,000	1,016,051
AMT, 5.00%, 11/01/30	1,000	1,079,323
AMT, 5.00%, 11/01/33	495	529,013
218th Series, AMT, 5.00%, 11/01/32	1,495	1,602,387
221th Series, AMT, 4.00%, 07/15/50	1,335	1,251,512
Port Authority of New York & New Jersey, Refunding ARB
205th Series, 5.00%, 11/15/47	1,975	2,052,942
AMT, 5.00%, 01/15/47	2,000	2,119,534
178th Series, AMT, 5.00%, 12/01/43	285	285,115
186th Series, AMT, 5.00%, 10/15/44	3,000	3,007,420
223rd Series, AMT, 4.00%, 07/15/41	725	695,729
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,658,397
238th Series, AMT, 5.00%, 07/15/39	330	357,153

Total Municipal Bonds in New York		15,654,576

Pennsylvania — 0.9%

Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,170,889
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,267

Total Municipal Bonds in Pennsylvania		2,672,156

Puerto Rico — 3.0%

State — 3.0%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,044	1,123,289

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,932	$2,784,047
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,426,764
Series A-2, Restructured, 4.33%, 07/01/40	410	391,173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	9,847	2,916,027
Series B-1, Restructured, 0.00%, 07/01/46	567	167,039

Total Municipal Bonds in Puerto Rico		8,808,339

Total Long-Term Investments — 95.1% (Cost: $281,762,496)		279,626,276

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.25%(f)(g)	11,765,811	11,766,988

Total Short-Term Securities — 4.0% (Cost: $11,764,212)		11,766,988

Total Investments — 99.1% (Cost: $293,526,708)		291,393,264

Other Assets Less Liabilities — 0.9%		2,528,889

Net Assets — 100.0%		$293,922,153

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class .	$26,896,116	$—	$(15,130,656	)(a)	$1,475	$53	$11,766,988	11,765,811	$371,022	$—

(a)	Represents net amount purchased (sold).

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$279,626,276	$—	$279,626,276
Short-Term Securities
Money Market Funds	11,766,988	—	—	11,766,988

	$11,766,988	$279,626,276	$—	$291,393,264

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) November 30, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 94.4%

Corporate — 7.3%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$1,000	$995,964
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	3,007,487
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	1,240	1,258,691
Pennsylvania Economic Development Financing Authority, RB
Class A, AMT, 3.70%, 06/01/41(a)	13,335	13,248,742
Series A, AMT, 0.58%, 08/01/37(a)	5,000	4,904,302
Series A, AMT, 3.25%, 08/01/39(b)	2,800	1,811,832
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,324,125

		26,551,143

County/City/Special District/School District — 18.1%
Altoona Area School District, GO, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	3,000,950
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,464,666
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,845,323
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	896,023
(SAW), 5.00%, 10/01/38	1,335	1,343,375
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,645,137
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,275	1,117,362
5.00%, 03/01/38	441	434,940
5.13%, 03/01/48	874	835,038
4.75%, 03/01/50	2,710	2,210,366
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,518,902
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,636,801
City of Philadelphia Pennsylvania, Refunding GO
Series A, 5.00%, 08/01/37	2,140	2,224,396
Series B, 3.27%, 08/01/31(a)	3,150	3,150,000
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	803,773
5.00%, 09/01/42	700	747,204
5.00%, 09/01/43	150	159,697
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	173,849
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,446,241
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,232,365
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	331,843
Series B, (BAM SAW), 0.00%, 10/01/34	980	587,490
Series C, (BAM SAW), 0.00%, 10/01/33	640	416,200
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	508,601
4.00%, 11/01/35	520	526,664
4.00%, 11/01/36	540	543,975
4.00%, 11/01/37	565	566,642
4.00%, 11/01/38	585	585,473
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	3,100	3,243,027
(SAW), 5.00%, 02/01/42	3,000	3,112,110

Security	Par (000)	Value

County/City/Special District/School District (continued)
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	$1,315	$1,316,324
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,447,045
AMT, 5.50%, 06/30/43	2,500	2,677,931
AMT, 6.00%, 06/30/61	1,945	2,117,448
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	600	612,322
School District of Philadelphia, GO
Series A, (SAW), 5.50%, 09/01/48	4,000	4,360,480
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,661,857
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	1,866,724
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,268,207

		65,636,771

Education — 15.8%
Allegheny County Higher Education Building Authority, Refunding RB, 4.01%, 02/01/33(a)	3,235	3,208,027
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	290	272,305
5.00%, 10/01/49	795	690,455
Chester County Industrial Development Authority, RB
4.00%, 12/01/49	3,750	3,535,520
Sustainability Bonds, 4.00%, 12/01/51	4,000	3,738,826
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,866,530
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	409,862
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,002,362
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 2.63%, 06/01/42	1,800	1,515,403
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	484,209
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	711,714
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	75	77,158
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	491,250
5.00%, 05/01/37	1,595	1,406,232
5.00%, 05/01/41	810	823,701
Series A, 5.00%, 11/01/25	200	201,825
Series A, 5.00%, 11/01/26	100	101,670
Series A, 5.00%, 11/01/27	150	153,652
Series A, 5.00%, 11/01/29	1,150	1,193,619
Series A, 5.00%, 11/01/31	205	215,110
Series A, (AGM), 4.00%, 05/01/50	5,000	4,479,575
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	2,735,129
Series A, 5.00%, 09/01/43	3,935	4,204,285
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	452,815
5.00%, 06/15/39	590	541,345
4.00%, 12/01/48	8,090	7,686,717
5.00%, 06/15/50	800	717,595
5.25%, 11/01/52	2,145	2,202,294
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	568,238

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, Refunding RB (continued)
Series 2015, 5.00%, 04/01/45	$3,330	$3,376,820
Series A, 5.25%, 06/15/52	625	563,849
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	2,835	3,079,252
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.66%, 02/15/24(a)(e)	3,620	3,599,622

		57,306,966

Health — 19.8%
Allegheny County Hospital Development Authority, RB, Series D2, 4.00%, 11/15/47(a)	2,865	2,826,621
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,279,146
Series A, 4.00%, 07/15/39	2,250	2,210,145
Series A, 5.00%, 04/01/47	1,950	1,975,997
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,536,794
4.00%, 07/01/46	2,500	1,873,375
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,371,835
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,100,910
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	430	439,022
5.00%, 01/01/29(d)	940	1,045,334
4.00%, 01/01/36	645	593,271
4.13%, 01/01/38	260	233,020
5.00%, 01/01/38	2,185	2,180,192
Doylestown Hospital Authority, RB(d)
4.00%, 07/01/45	1,250	951,097
5.00%, 07/01/49	1,500	1,268,872
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,039,493
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,012,186
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,600	1,553,926
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	932,695
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	730	617,878
4.00%, 12/01/49	985	783,476
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,038,452
Series A, 5.00%, 09/01/37	1,365	1,405,539
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,462,127
5.00%, 12/01/46	850	833,315
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,699,748
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,685,456
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,354,331
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,320,720

Security	Par (000)	Value

Health (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
Series B, 4.00%, 03/15/40	$2,000	$2,000,212
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,809,091
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,684,789
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,085,877
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	4,065	4,519,078
5.00%, 12/01/48	2,035	2,102,812

		71,826,832

Housing — 5.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
5.38%, 10/01/46	2,350	2,450,167
Series 137, 2.45%, 10/01/41	1,315	954,222
Series 137, 2.60%, 04/01/46	5,270	3,573,362
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 136, 2.55%, 10/01/51	2,250	1,385,563
Series 142-A, 5.00%, 10/01/43	1,500	1,561,742
Series 142-A, 5.00%, 10/01/50	2,970	3,000,381
Series 2022, 4.15%, 10/01/42	3,000	2,843,876
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	513,554
Series A, 4.00%, 12/01/46	5,740	2,339,524
Series A, 4.00%, 12/01/51	2,300	937,440

		19,559,831

State — 1.6%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,426,337
5.00%, 05/01/42	330	330,617
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	2,500	2,553,342
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	1,500	1,605,188

		5,915,484

Tobacco — 2.4%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,333,688
(AGM), 4.00%, 06/01/39	6,700	6,584,471

		8,918,159

Transportation — 16.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,031,350
Series B, AMT, 5.00%, 07/01/37	1,800	1,852,677
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,191,370
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,026,547
5.00%, 06/30/42	2,620	2,629,582
AMT, 5.25%, 06/30/53	3,770	3,904,221
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,509,021

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	$4,755	$4,850,571
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,037,336
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,237,853
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,851,130
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,642,248
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,287,001
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	824,198
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,381,389
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,331,337
Series B-2, (AGM), 5.00%, 06/01/35	2,900	3,074,455
Series C, 4.00%, 12/01/51	5,000	4,726,326
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	466,941
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,001,191
5.25%, 06/01/52	2,000	2,142,107
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,221,968

		59,220,819

Utilities — 7.7%
Allegheny County Sanitary Authority, RB, 5.00%, 06/01/45	1,425	1,486,898
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,594,024
Series A, 5.25%, 10/01/52	1,190	1,231,688
Series C, 5.50%, 06/01/52	3,100	3,379,146
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,760	1,784,988
Series B, (AGM), 5.50%, 09/01/53	3,520	3,854,795
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	1,704,064
Oxford Area Sewer Authority, Refunding RB
(BAM), 3.00%, 07/01/46	2,395	1,873,486
(BAM), 2.38%, 07/01/55	915	496,313
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 4.55%, 12/01/38(a)	2,500	2,500,000
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	700	720,111
5.00%, 08/01/31	900	926,103
5.00%, 08/01/32	1,200	1,234,826
5.00%, 08/01/33	600	617,425
5.00%, 08/01/34	1,050	1,080,719
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,421,157

		27,905,743

Total Municipal Bonds in Pennsylvania		342,841,748

Security	Par (000)	Value

Puerto Rico — 3.4%

State — 3.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,643	$1,768,619
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	4,554,937
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,500,127
Series A-2, Restructured, 4.33%, 07/01/40	1,390	1,326,171
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	6,252	1,851,426
Series B-1, Restructured, 0.00%, 07/01/46	925	272,506

Total Municipal Bonds in Puerto Rico		12,273,786

Total Long-Term Investments — 97.8% (Cost: $372,718,679)		355,115,534

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.25%(h)(i)	3,930,230	3,930,623

Total Short-Term Securities — 1.1% (Cost: $3,930,230)		3,930,623

Total Investments — 98.9% (Cost: $376,648,909)		359,046,157
Other Assets Less Liabilities — 1.1%		3,979,197

Net Assets — 100.0%		$363,025,354

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$20,846,287	$—	$ (16,917,368	)(a)	$4,170	$(2,466)	$3,930,623	3,930,230	$214,685	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$355,115,534	$—	$355,115,534
Short-Term Securities
Money Market Funds	3,930,623	—	—	3,930,623

	$3,930,623	$355,115,534	$—	$359,046,157

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) November 30, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 2.1%
Arizona Industrial Development Authority, RB
5.25%, 07/01/43(a)	$150	$147,367
Series A, 4.00%, 02/01/50	1,000	887,474

		1,034,841

Arkansas — 2.8%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	100	99,432
Series A, AMT, 6.88%, 07/01/48(a)	200	206,154
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,074,752

		1,380,338

California — 8.2%
California Community Choice Financing Authority, RB(b)
Series A, 4.00%, 10/01/52	1,500	1,488,854
Series C, 5.25%, 01/01/54	585	604,733
Series G, 5.25%, 11/01/54(c)	360	375,541
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	126,634
California State Public Works Board, RB, Series D, 4.00%, 05/01/45	1,000	1,003,018
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	169,835
Series A-2, 3.00%, 02/01/57	350	246,596

		4,015,211

Colorado — 1.8%
Colorado School of Mines, RB, Series A, (AGM), 5.25%, 12/01/47	290	309,160
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	546,742

		855,902

Connecticut — 4.9%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	188,395
State of Connecticut, GO, Series B, 5.00%, 01/15/42	1,000	1,095,822
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,103,181

		2,387,398

Delaware — 0.1%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)(d)	79	74,158

District of Columbia — 2.8%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/34	1,000	1,135,920
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.13%, 07/15/47	250	246,958

		1,382,878

Florida — 8.9%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	910,655
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,000	963,377
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	456,772
Series A, 5.00%, 06/15/47	375	376,626
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,605,911

		4,313,341

Security	Par (000)	Value

Georgia — 0.7%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	$325	$322,226

Illinois — 5.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	500	522,709
Series A, 5.00%, 12/01/47	500	489,029
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,234,030
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	340	364,388
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	215	228,579

		2,838,735

Kentucky — 3.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	457,519
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,033,972

		1,491,491

Louisiana — 2.6%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	1,004,949
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	240,871

		1,245,820

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(a)	100	63,398

Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	715	728,920

Massachusetts — 5.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,594,761
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	978,966

		2,573,727

Michigan — 5.0%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	919,636
Michigan Finance Authority, RB, 4.00%, 02/15/47	500	465,717
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,028,722

		2,414,075

Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	501,180
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	340	361,345

		862,525

New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022, Class A, 4.38%, 09/20/36	737	719,799

New Jersey — 0.3%
Camden County Improvement Authority, RB, 6.00%, 06/15/47	115	125,292

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 14.8%
Battery Park City Authority, RB, Sustainability Bonds, 4.00%, 11/01/44	$750	$752,131
Build NYC Resource Corp., RB
5.75%, 06/01/42(a)	250	256,320
Series A, 5.00%, 07/01/32	245	227,044
Series A, 5.13%, 07/01/33	175	179,630
Series A, 5.50%, 06/15/63(a)	250	240,814
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.00%, 11/15/49	1,000	1,029,112
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,007,247
New York City Housing Development Corp., RB, M/F Housing Class F-1, 4.75%, 11/01/47	1,000	1,010,090
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	226,630
New York Power Authority, RB, (AGM), 4.00%, 11/15/42	1,000	991,042
New York State Housing Finance Agency, RB, M/F Housing, (SONYMA), 3.80%, 11/01/62(b)	735	737,106
New York Transportation Development Corp., RB, AMT, (AGM), 5.50%, 06/30/44	500	525,820

		7,182,986

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	240	236,414

North Dakota — 1.3%
North Dakota Housing Finance Agency, RB, S/F Housing
5.75%, 01/01/54	400	425,704
Series A, 4.00%, 01/01/53	225	222,889

		648,593

Oregon — 1.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	410	446,207
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series A, 4.00%, 07/01/51	500	496,850

		943,057

Pennsylvania — 7.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,096,783
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, 6.25%, 10/01/53	475	518,923
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	455	454,746
Pittsburgh Water & Sewer Authority, RB,
Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	242,910
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,082,866

		3,396,228

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	200	196,484

Security	Par (000)	Value

Texas — 6.2%
Arlington Higher Education Finance Corp., RB (PSF), 5.00%, 08/15/47	$500	$529,100
Series A, 5.25%, 08/15/32	250	237,495
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,071,216
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	450,614
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	748,058

		3,036,483

Utah — 3.6%
University of Utah, RB, Series A, 4.00%, 08/01/43	1,500	1,503,114
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	259,872

		1,762,986

Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	117,078

Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,008,048

Total Long-Term Investments — 97.3% (Cost: $48,301,394)		47,358,432

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.25%(e)(f)	726,145	726,218

Total Short-Term Securities — 1.5% (Cost: $726,041)		726,218

Total Investments — 98.8% (Cost: $49,027,435)		48,084,650

Other Assets Less Liabilities — 1.2%		560,998

Net Assets — 100.0%		$48,645,648

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Impact Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,006,316	$—	$(2,280,270	)(a)	$350	$(178)	$726,218	726,145	$27,316	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	26	03/19/24	$2,856	$(26,411)
U.S. Long Bond	25	03/19/24	2,914	(17,420)
5-Year U.S. Treasury Note	12	03/28/24	1,283	(7,110)

				$(50,941)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$50,941	$—	$50,941

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$584,613	$—	$584,613

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(6,616)	$—	$(6,616)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$7,895,320

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$47,284,274	$74,158	$47,358,432
Short-Term Securities
Money Market Funds	726,218	—	—	726,218

	$726,218	$47,284,274	$74,158	$48,084,650

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(50,941)	$—	$—	$(50,941)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Chemicals — 0.1%
Community Preservation Corp., 2.87%, 02/01/30	$5,957	$5,095,166

Commercial Services & Supplies — 0.1%
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29	2,677	2,303,385

Education — 0.0%
Chapman University, 3.00%, 04/01/51	3,495	2,187,543

Health Care Providers & Services — 0.0%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	1,046	662,173

Industrial Conglomerates — 0.8%
Grand Canyon University, 5.13%, 10/01/28	35,874	31,811,987

Total Corporate Bonds — 1.0% (Cost: $49,049,000)		42,060,254

Municipal Bonds

Alabama — 5.7%
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(a)	31,050	32,440,970
Series B, 5.25%, 12/01/53(a)	9,000	9,604,129
Series C, 5.50%, 10/01/54	25,000	26,761,292
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	18,605	18,350,872
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	33,181,982
Series B-1, 5.75%, 04/01/54	53,565	58,351,591
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	9,250	9,242,865
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.25%, 01/01/54	5,000	5,229,206
Series B, 5.00%, 01/01/54	36,495	38,323,776
State of Alabama, GO, Series B, 5.00%, 11/01/41	5,000	5,530,157

		237,016,840

Alaska — 0.0%
Borough of North Slope Alaska, GO
Series A, 5.00%, 06/30/25	500	515,305
Series A, 5.00%, 06/30/27	500	537,171

		1,052,476

Arizona — 1.9%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,165	3,240,429
Chandler Industrial Development Authority, RB, AMT, 5.00%, 09/01/42(a)	25,000	25,823,234
City of Mesa Arizona Utility System Revenue, RB(c)
5.00%, 07/01/40	4,600	5,084,021
5.00%, 07/01/41	7,535	8,285,908
5.00%, 07/01/44	18,200	19,854,913
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,706,532
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	5,000	5,251,268
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	6,250	6,835,370

		78,081,675

Security	Par (000)	Value

Arkansas(b) — 1.1%
Arkansas Development Finance Authority, RB 12.00%, 07/01/48	$23,000	$23,835,350
Series A, AMT, 4.50%, 09/01/49	6,225	6,001,610
Series A, AMT, 4.75%, 09/01/49	15,460	15,476,663

		45,313,623

California — 12.7%
California Community Choice Financing Authority, RB, Series E-1, 5.00%, 02/01/54	3,175	3,331,231
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(b)	1,915	1,277,400
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	651,037
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,318,739
5.00%, 02/01/37	5,000	5,257,828
California Housing Finance Agency, RB, Series 2, 4.00%, 03/20/33	18,167	18,060,504
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	15,528	14,252,023
Series A, 4.25%, 01/15/35	18	18,595
California Infrastructure & Economic Development Bank, RB
4.00%, 10/01/44	5,000	5,141,843
4.00%, 10/01/47	2,480	2,529,007
5.00%, 05/15/52	10,000	10,476,133
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	1,001,083
5.63%, 07/01/44(b)	2,760	2,731,859
6.00%, 07/01/44	1,960	1,963,071
Series A, 6.00%, 08/01/44(b)	330	330,339
Series A, 6.13%, 08/01/49(b)	285	285,405
AMT, 4.25%, 12/01/44(a)(c)	3,000	3,000,000
Series A, AMT, 4.00%, 07/15/29	2,120	2,033,464
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,007,467
California Pollution Control Financing Authority, Refunding RB, Series B-2, AMT, 3.13%, 11/01/40(a)	12,090	11,839,669
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	10,440,182
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(b)	1,395	1,404,828
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	625	503,119
Chino Valley Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/47	10,000	10,592,902
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/33	5,735	6,338,006
Series A, AMT, 4.00%, 05/15/39	5,440	5,150,843
Series A, AMT, 5.00%, 05/15/45	5,000	5,012,687
Series A, AMT, 5.25%, 05/15/48	10,000	10,436,099
Series A, AMT, Subordinate, 5.00%, 05/15/30	5,000	5,515,678
City of Los Angeles Department of Airports, Refunding ARB
5.00%, 05/15/31	12,495	13,836,212
AMT, 5.00%, 05/15/37	4,100	4,379,590
Series A, AMT, 5.00%, 05/15/40	9,500	10,015,754
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,818,281
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	5,050	5,061,700

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	$5,000	$5,639,818
Cloverdale Unified School District, Refunding GO, Series B, 4.00%, 08/01/49	5,000	4,887,879
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	3,490	2,586,964
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 07/01/58	5,880	3,886,509
Series B, 4.00%, 07/01/58	6,700	4,644,550
Mezzanine Lien, 4.00%, 06/01/57	4,610	3,131,562
Series B, Mezzanine Lien, 4.00%, 12/01/59	8,355	5,059,288
Senior Lien, 3.13%, 06/01/57	8,865	5,528,468
Series B, Sub Lien, 4.00%, 12/01/59	10,420	6,427,535
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	10,533,784
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46	10,000	9,871,748
Golden State Tobacco Securitization Corp., Refunding RB, Class B, (SAP), 2.35%, 06/01/30	8,000	6,689,742
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	5,000	564,110
Hayward Unified School District, Refunding GO, (BAM), 4.00%, 08/01/43	3,535	3,546,747
Long Beach Unified School District, GO
Series C, Election 2016, 5.00%, 08/01/40	4,005	4,593,059
Series C, Election 2016, 5.00%, 08/01/41	6,810	7,771,600
Series C, Election 2016, 5.00%, 08/01/43	8,345	9,434,293
Series C, Election 2016, 4.00%, 08/01/46	11,360	11,396,886
Series C, Election 2016, 4.00%, 08/01/53	7,500	7,351,521
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/50	18,805	20,175,246
Series D, 5.00%, 07/01/47	17,555	19,228,137
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	4,920	5,306,963
Northern California Gas Authority No. 1, RB, Series B, 4.51%, 07/01/27(a)	3,025	3,019,568
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	10,000	10,498,145
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,689,381
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/45	4,925	4,980,705
Series H, 5.00%, 08/15/50	11,670	12,520,533
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/31	5,750	6,356,313
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series A, AMT, 5.00%, 05/01/30	6,500	7,050,539
Series A, AMT, 5.00%, 05/01/34	4,685	5,077,247
Series H, AMT, 5.00%, 05/01/27	5,500	5,747,238
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 4.00%, 10/01/43	10,000	10,086,268
Series A, 5.00%, 10/01/44	5,000	5,511,589
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(d)	20,000	6,072,188

Security	Par (000)	Value

California (continued)
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	$13,845	$13,874,185
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/48	4,915	5,400,958
Series A, 5.00%, 06/01/49	5,160	5,657,381
Series A, 5.00%, 06/01/50	5,415	5,927,990
Series A, 5.00%, 06/01/51	5,690	6,222,427
Series A, 5.00%, 06/01/52	5,675	6,199,873
State of California, Refunding GO
6.00%, 03/01/33	7,485	7,881,532
5.00%, 09/01/41	2,385	2,650,550
5.00%, 10/01/42	6,960	7,825,348
5.00%, 09/01/43	7,080	7,943,619
5.25%, 09/01/47	2,150	2,417,802
5.25%, 10/01/50	9,800	11,013,851
Walnut Creek Elementary School District Contra Costa County, GO, Series A, 4.00%, 09/01/52	18,625	18,731,187

		527,625,404

Colorado — 1.0%
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,843,396
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/27	10,350	10,929,495
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	21,205,311
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(b)	2,965	2,781,926
Plaza Metropolitan District No. 1, Refunding TA, 4.00%, 12/01/23(b)	1,000	999,968

		40,760,096

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
0.75%, 11/15/27	2,250	2,044,118
0.85%, 05/15/28	2,940	2,645,318
0.90%, 11/15/28	1,150	1,022,704
1.05%, 05/15/29	3,000	2,651,021
1.10%, 11/15/29	5,630	4,917,912
1.30%, 05/15/30	3,450	3,010,327
1.35%, 11/15/30	4,050	3,498,377
1.45%, 05/15/31	1,220	1,048,115
1.50%, 11/15/31	4,910	4,150,468
1.60%, 05/15/32	3,740	3,176,061
1.70%, 05/15/34	2,635	2,154,083
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,842,088
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,165	3,165,317
State of Connecticut, GO
Series 2021 A, 4.00%, 01/15/28	1,580	1,662,083
Series E, 5.00%, 11/15/28	2,425	2,689,123

		39,677,115

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(b)(e)	14,969	13,951,036

District of Columbia — 1.8%
District of Columbia Water & Sewer Authority, RB, Series A, 5.00%, 10/01/52	15,745	16,207,911

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
AMT, 5.00%, 10/01/42	$10,000	$10,249,239
Series A, AMT, 5.00%, 10/01/29	1,155	1,230,987
Series A, AMT, 5.00%, 10/01/30	8,840	9,162,350
Series A, AMT, 5.25%, 10/01/42	1,500	1,615,959
Series A, AMT, 5.25%, 10/01/43	1,750	1,875,676
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/29	2,540	2,736,486
Series A, AMT, 5.00%, 10/01/30	11,500	12,410,351
Series A, AMT, 5.00%, 10/01/33	5,000	5,406,977
Series A, AMT, 5.00%, 10/01/34	2,870	3,060,123
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.00%, 07/15/48	9,515	10,313,946

		74,270,005

Florida — 6.4%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	100	98,922
3.75%, 05/01/29	550	512,731
4.63%, 05/01/49	1,775	1,502,674
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	265	264,210
5.00%, 11/01/31	500	491,953
5.25%, 11/01/46	3,460	3,257,868
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	537,874
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	5,000	5,153,544
Series A, AMT, 5.00%, 06/01/45	5,000	5,079,665
Capital Trust Agency, Inc., RB(b)
4.88%, 06/15/56	12,000	9,200,969
Series A, 5.00%, 06/15/49	5,000	4,236,741
Series A-2, 5.00%, 01/01/26	1,465	1,449,993
Celebration Pointe Community Development District No. 1, SAB
4.75%, 05/01/24	50	50,008
5.00%, 05/01/34	710	696,171
5.13%, 05/01/45	985	919,643
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	863,338
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	3,055	3,080,072
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	8,510	9,670,620
City of St Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,333,351
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.00%, 10/01/52	4,000	4,284,595
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(f)(g)	1,000	15,500
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,228,663
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	7,075	7,183,411
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,576,434
County of Miami-Dade Florida, RB(d)
0.00%, 10/01/38	14,235	7,558,612
0.00%, 10/01/39	15,765	7,803,181

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB(d) (continued) 0.00%, 10/01/44	$10,000	$3,842,200
Series C, (AGC), 0.00%, 10/01/44	38,000	13,915,952
County of Miami-Dade Florida, Refunding RB, Series A, (AGC), 0.00%, 10/01/45(d)	10,000	3,421,978
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/34	3,400	3,608,602
Series A, AMT, 5.00%, 10/01/35	1,650	1,746,658
Series A, AMT, 5.00%, 10/01/36	1,300	1,398,179
Series A, AMT, 5.00%, 10/01/41	1,150	1,196,666
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,061,196
County of Sarasota Florida Utility System Revenue, RB
5.25%, 10/01/47	14,795	16,371,769
5.25%, 10/01/52	4,995	5,470,224
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,125	2,140,532
Duval County Public Schools, COP, Series A, AMT, (AGM), 5.00%, 07/01/30	5,750	6,445,369
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	955	713,475
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	5,810	5,605,441
Series A, 5.75%, 06/15/29	365	365,795
Series A, 6.00%, 06/15/34	440	441,301
Series C, 5.75%, 12/15/56	4,090	3,264,137
AMT, 5.00%, 05/01/29	1,140	1,068,045
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	11,970	8,555,940
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 1.80%, 07/01/36	2,495	1,952,572
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,125	2,132,165
Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,091,905
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	10,101,272
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,005	885,655
Harbor Bay Community Development District, SAB Series A-1, 3.88%, 05/01/39	2,170	1,824,312
Series A-1, 4.10%, 05/01/48	1,400	1,098,083
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	140	135,025
2.63%, 05/01/31	260	230,523
4.88%, 05/01/35	1,100	1,062,543
4.40%, 05/01/39	445	398,317
3.13%, 05/01/41	645	475,406
4.88%, 05/01/45	2,215	1,999,838
5.13%, 05/01/46	4,980	4,620,992
4.50%, 05/01/49	1,320	1,095,657
4.00%, 05/01/51	925	694,098
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,808,942
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	995	897,977
Series 1, 3.50%, 05/01/37	1,245	1,027,208
Reunion East Community Development District, SAB Series 2021, 2.40%, 05/01/26	220	213,019

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Reunion East Community Development District, SAB (continued)
Series 2021, 2.85%, 05/01/31	$500	$448,570
Series 2021, 4.00%, 05/01/51	2,685	2,014,760
School District of Broward County, GO, 5.00%, 07/01/51	26,045	27,926,830
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	143	68,422
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,721,859
Talavera Community Development District, SAB
4.35%, 05/01/40	495	436,525
4.50%, 05/01/50	770	634,449
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40	490	462,446
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,329,821
5.63%, 05/01/45	3,605	3,585,292
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,407,900
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	190	184,208
3.00%, 05/01/31	435	393,316
3.25%, 05/01/41	2,025	1,520,701

		264,564,815

Georgia — 3.8%
Atlanta Urban Redevelopment Agency, RB(b)
2.38%, 07/01/26	1,065	1,019,712
2.88%, 07/01/31	1,930	1,752,720
3.63%, 07/01/42	5,605	4,820,430
3.88%, 07/01/51	2,630	2,136,223
Barrow County School District, GO, (SAW), 5.00%, 02/01/40	7,945	8,906,863
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46	10,000	10,163,832
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/29	3,170	3,553,046
5.00%, 10/01/31	5,535	6,391,966
5.00%, 10/01/32	7,050	8,251,736
5.00%, 10/01/46	11,820	12,835,129
5.00%, 10/01/47	9,865	10,688,650
5.00%, 10/01/48	12,395	13,396,426
5.00%, 10/01/49	7,210	7,773,624
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	2,991,794
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	8,599,374
Series B1, 3.65%, 06/01/44	9,670	9,383,241
Gwinnett County School District, GO, Series B, 5.00%, 08/01/27	5,000	5,405,902
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	15,565,585
Series D, 5.00%, 05/01/54	7,725	8,054,450

Security	Par (000)	Value

Georgia (continued)
State of Georgia, GO, Series A, 4.00%, 07/01/43	$9,760	$10,073,376
State of Georgia, Refunding GO, Series A, 4.00%, 07/01/35	5,000	5,356,135

		157,120,214

Hawaii — 0.3%
Kauai County Community Facilities District, ST, 5.00%, 05/15/44	625	628,758
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	10,000	10,213,226

		10,841,984

Idaho — 0.5%
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(b)	5,910	4,152,476
Series A, 5.00%, 08/15/40	3,905	4,348,733
Series A, 5.00%, 08/15/41	5,000	5,542,104
Series A, 6.95%, 06/15/55(b)	5,150	5,350,552

		19,393,865

Illinois — 2.0%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	7,310	7,109,416
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	6,730	6,462,254
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b)
2.27%, 12/01/24	308	302,497
2.53%, 12/01/25	327	317,320
2.69%, 12/01/26	267	256,920
2.87%, 12/01/27	221	211,485
3.04%, 12/01/28	241	229,862
3.20%, 12/01/29	300	285,438
3.29%, 12/01/30	325	308,154
3.38%, 12/01/31	348	328,489
3.45%, 12/01/32	275	258,544
City of Chicago Illinois Lakeshore East Special Assessment Area, SAB, 1.99%, 12/01/23(b)	275	274,983
Illinois Finance Authority, Refunding RB, Class A, 4.00%, 08/15/39	7,000	6,819,529
Illinois Housing Development Authority, RB, S/F Housing
Series D, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	975	881,213
Series D, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	900	807,391
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,880,948
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	10,003,527
Series A, 5.25%, 01/01/45	12,175	13,357,737
Series A, 4.00%, 01/01/46	5,000	4,767,923
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 01/01/24	6,840	6,849,471
State of Illinois, GO(c)
Series C, 5.00%, 12/01/45	11,225	11,709,458
Series C, 5.00%, 12/01/46	4,850	5,031,479

		81,454,038

Indiana — 1.1%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	100	100,157

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB
Series A, 4.00%, 12/01/49	$25,175	$23,988,409
Series B, 1st Lien, 5.25%, 10/01/47	5,000	5,396,504
Indiana Finance Authority, Refunding RB
5.00%, 02/01/43	4,455	4,936,280
5.00%, 02/01/44	3,510	3,874,925
Series B, 3.83%, 09/15/41	2,780	1,992,784
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48(c)	3,150	3,666,736

		43,955,795

Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,400,733

Kentucky — 0.5%
County of Carroll Kentucky, Refunding RB, AMT, 2.13%, 10/01/34	5,485	4,153,524
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,233,175
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.25%, 06/01/41	875	878,179
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(a)	7,785	7,776,051
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,237,964

		21,278,893

Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.05%, 12/01/34	18,540	18,245,278
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47	10,000	7,322,674
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	17,116,321

		42,684,273

Maine — 0.5%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	14,465	9,170,522
Maine State Housing Authority, RB, M/F Housing, Series A, AMT, 1.85%, 11/15/36	2,750	2,175,883
Maine State Housing Authority, RB, S/F Housing
Series B, 3.75%, 11/15/38	6,075	6,088,747
Series H, 3.55%, 11/15/37	1,035	987,847
Series A, AMT, 3.00%, 11/15/44	2,500	1,873,045

		20,296,044

Maryland — 2.2%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,221,183
County of Anne Arundel Maryland, GO
5.00%, 10/01/38	5,315	6,059,357
5.00%, 10/01/39	6,615	7,504,708
County of Montgomery Maryland, RB, Series 2016, Election 2016, 5.00%, 12/01/45	10,000	10,193,504
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,823,339
County of Prince George’s Maryland, GO, Series A, 5.00%, 07/01/31	15,000	17,472,275
County of Prince George’s Maryland, Refunding GO, Series A, 5.00%, 08/01/40	4,500	5,095,221
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	10,405	10,938,481

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	$6,590	$6,818,819
State of Maryland Department of Transportation, ARB, Series A, AMT, 3.00%, 10/01/33	5,000	4,861,887
State of Maryland, GO, Series A, 5.00%, 06/01/37	11,205	12,806,224
Washington Suburban Sanitary Commission, RB, (GTD), 3.00%, 06/01/35	4,295	4,085,947

		90,880,945

Massachusetts — 1.9%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/37	6,480	7,474,243
Series A, 5.00%, 11/01/38	7,740	8,963,907
Series A, 5.00%, 11/01/39	3,500	4,030,476
Series A, 5.00%, 11/01/40	15,415	17,549,827
Commonwealth of Massachusetts, GO, Series A, 5.00%, 05/01/48	10,000	10,843,123
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,885,220
5.00%, 10/01/43	5,000	4,747,726
Series J2, 5.00%, 07/01/48	5,000	5,071,395
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	1,310	1,189,322
4.13%, 10/01/42(b)	4,225	3,430,372
Series A, 5.00%, 10/15/27	5,000	5,459,100
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	3,000	2,525,295
Massachusetts Water Resources Authority, Refunding RB
Series B, 5.00%, 08/01/38	375	426,503
Series B, 5.00%, 08/01/40	500	563,000
Series B, 5.25%, 08/01/48	1,500	1,678,941

		78,838,450

Michigan — 2.7%
Michigan Finance Authority, RB
4.00%, 02/15/47	10,000	9,314,331
4.00%, 02/15/44	10,000	9,588,196
Series A, 6.50%, 06/01/57(b)(f)(g)	4,020	3,330,520
Series S, 5.00%, 11/01/44	5,000	5,035,735
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	152,554
5.00%, 11/15/37	5,000	5,118,691
5.00%, 12/01/45	19,825	20,084,249
4.00%, 12/01/46	10,000	9,066,435
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 3.80%, 10/01/38	10,000	9,517,949
Series A, AMT, 4.15%, 10/01/53	18,460	16,615,662
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/41	12,330	12,389,768
4.00%, 11/15/46	5,000	4,999,149
West Bloomfield School District, GO, Series I, 5.00%, 05/01/42	5,950	6,503,485

		111,716,724

Minnesota — 0.6%
City of Minneapolis Minnesota, RB
4.00%, 11/15/39	3,250	3,191,086
4.00%, 11/15/40	2,000	1,959,513
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA), 2.35%, 02/01/38	6,520	4,860,938

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	$1,215	$1,090,256
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	725	670,348
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	735	679,281
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,425	1,312,000
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,445	1,314,811
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	600	562,257
State of Minnesota, GO, Series A, 5.00%, 08/01/30	7,810	8,956,436

		24,596,926

Mississippi — 0.1%
State of Mississippi, GO, Series C, 4.00%, 10/01/37	3,145	3,173,957

Missouri — 1.9%
City of St Louis Missouri Airport Revenue, ARB, Series C, (AGM), 5.00%, 07/01/42	5,000	5,186,470
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,008,980
Kansas City Industrial Development Authority, ARB AMT, 5.00%, 03/01/44	5,000	5,081,931
Series A, AMT, 5.00%, 03/01/33	4,865	5,115,026
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,360,738
Series C, 7.50%, 11/15/46	1,701	1,336,564
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,059	6,100,002
Class D, 2.00%, 11/15/46	3,597	158,425
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/35	4,725	5,537,240
Series A, 5.00%, 05/01/42	11,000	11,514,754
Series B, 5.25%, 05/01/52	10,015	11,034,650
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	15,000	12,883,548
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,000	1,823,165

		78,141,493

Nebraska(a) — 0.4%
Central Plains Energy Project, RB
5.00%, 03/01/50	12,075	12,097,235
Series 1, 5.00%, 05/01/53	5,240	5,376,621

		17,473,856

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 607, SAB, 5.00%, 06/01/24	35	35,001
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	5,540,217
Clark County Water Reclamation District, GO
5.00%, 07/01/46	12,335	13,496,547
5.00%, 07/01/47	3,290	3,589,168
County of Clark Nevada, GO
Series B, 4.00%, 12/01/36	5,390	5,440,896

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada, GO (continued)
Series B, 4.00%, 12/01/39	$4,900	$4,864,027
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(b)	220	215,003

		33,180,859

New Hampshire — 0.3%
National Finance Authority, RB, Series 2020-1, Class A, 4.13%, 01/20/34	3,771	3,728,335
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	12,880	9,815,871

		13,544,206

New Jersey — 1.8%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	340	341,892
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(b)	265	248,615
New Jersey Economic Development Authority, Refunding RB, Series RRR, 5.00%, 03/01/28	4,725	5,090,911
New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/41	5,725	5,684,593
4.00%, 07/01/51	20,000	18,635,188
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/39	5,000	5,188,856
New Jersey Transportation Trust Fund Authority, RB 5.25%, 06/15/46	5,000	5,380,195
Class BB, 4.00%, 06/15/50	7,275	6,769,061
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	7,275	7,338,907
Series D, 5.00%, 01/01/28	10,000	10,494,340
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	11,300	11,578,926

		76,751,484

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 2.70%, 07/01/40	2,380	2,094,052
State of New Mexico Severance Tax Permanent Fund, RB, Series B, 5.00%, 07/01/29	5,000	5,584,259
Winrock Town Center Tax Increment Development
District No. 1, Refunding TA(b)
Senior Lien, 3.75%, 05/01/28	445	427,447
Senior Lien, 4.00%, 05/01/33	1,035	910,550
Senior Lien, 4.25%, 05/01/40	1,750	1,450,557

		10,466,865

New York — 9.2%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,407,050
Series F-1, 4.00%, 03/01/47	2,000	1,942,515
Series F-1, 5.00%, 03/01/50	7,415	7,854,529
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,444,158
Series I, 2.25%, 11/01/36	3,240	2,603,747
Series I-1, 2.10%, 11/01/35	2,915	2,372,124
Series J, 3.00%, 11/01/44	8,050	6,217,431
Sustainability Bonds, 4.80%, 02/01/53	9,570	9,770,008

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, RB
5.00%, 06/15/50	$3,025	$3,207,500
Series DD-1, 5.00%, 06/15/49	4,500	4,634,156
New York City Municipal Water Finance Authority, Refunding RB
4.00%, 06/15/41	10,000	10,043,693
4.00%, 06/15/42	3,835	3,838,041
Series BB-1, 4.00%, 06/15/45	5,000	4,972,096
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Class C-1, 4.00%, 02/01/40	5,000	5,121,447
Series D-1, 5.25%, 11/01/48	13,315	14,678,905
Sub-Series C-1, 4.00%, 05/01/40	6,835	6,923,791
Series A, Subordinate, 5.00%, 05/01/43	5,520	6,092,523
New York City Transitional Finance Authority, RB
5.00%, 05/01/46	1,000	1,093,978
Subordinate, 5.00%, 05/01/45	1,500	1,652,164
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/37	500	543,134
Series A, 4.00%, 03/15/40	19,200	19,390,394
Series A, 4.00%, 03/15/42	5,780	5,789,069
Series A, 4.00%, 03/15/46	11,300	11,020,130
Series A-1, 5.00%, 03/15/35	5,960	6,992,092
Series B, 5.75%, 01/01/29(h)	990	991,034
Series C, 5.00%, 03/15/41	10,000	10,525,415
Series C, 5.00%, 03/15/42	5,000	5,231,786
Series D, 4.00%, 02/15/47	6,055	5,819,968
Series E, 5.00%, 02/15/25(h)	10	10,235
Series E, 5.00%, 03/15/48	5,495	5,723,148
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	5,000	5,221,686
New York State Housing Finance Agency, RB, M/F Housing
Series H, (FNMA, SONYMA), 2.25%, 11/01/29	275	262,117
Series H, (FNMA, SONYMA), 2.35%, 11/01/30	250	236,370
Series H, (FNMA, SONYMA), 2.40%, 11/01/31	250	226,626
Series I, (FNMA, SONYMA), 2.40%, 05/01/31	280	263,693
Series I, (FNMA, SONYMA), 3.15%, 11/01/44	3,275	2,585,254
Series M, (FHLMC, FNMA, GNMA, SONYMA), 3.50%, 11/01/37	415	374,903
New York State Thruway Authority, RB, 5.00%, 03/15/53	10,000	10,678,342
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/30	5,000	5,651,913
Series A, 4.00%, 03/15/42	2,500	2,503,501
Series A-1, 4.00%, 03/15/40	5,780	5,831,290
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,741,038
New York State Urban Development Corp., Refunding RB
5.00%, 09/15/28	5,000	5,520,596
5.00%, 09/15/29	5,000	5,620,176
5.00%, 09/15/30	5,000	5,716,259
Series E, 4.00%, 03/15/42	8,000	8,021,905
New York Transportation Development Corp., ARB
5.00%, 01/01/30	10,000	10,087,874
AMT, 5.00%, 01/01/26	5,000	5,034,015
AMT, 5.00%, 01/01/28	5,000	5,042,746
AMT, 5.00%, 01/01/29	5,000	5,039,626
AMT, 5.00%, 01/01/34	15,500	15,588,730

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB, AMT, 5.38%, 06/30/60(c)	$14,010	$13,952,699
Port Authority of New York & New Jersey, Refunding RB
Series 241, 5.00%, 07/15/41	5,000	5,577,205
Series 241, 5.00%, 07/15/42	12,330	13,685,437
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 226, AMT, 1.80%, 04/01/28	1,000	903,132
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,660,321
Series A, 5.00%, 05/15/42	1,700	1,871,198
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 08/15/24	10,000	10,123,407
Series C-1A, Senior Lien, 5.00%, 05/15/51	10,750	11,378,434
Triborough Bridge & Tunnel Authority, Refunding RB
5.25%, 11/15/40	4,000	4,622,119
Series A, 5.00%, 05/15/57	11,120	11,804,013
Series A-1, 5.00%, 05/15/51	9,070	9,571,686
Series C, 5.25%, 05/15/52	16,700	18,048,059

		384,352,631

North Carolina — 1.8%
City of Charlotte North Carolina Airport Revenue, Refunding ARB
4.00%, 07/01/44	3,550	3,491,373
Series A, 4.00%, 07/01/51	10,000	9,744,062
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB
Series A, 5.00%, 07/01/45	15,000	16,518,114
Series A, 4.00%, 07/01/52	5,000	4,928,665
City of Fayetteville North Carolina Public Works Commission Revenue, RB, 5.00%, 03/01/26	2,250	2,355,803
County of Mecklenburg North Carolina, GO, 5.00%, 03/01/30	5,745	6,405,159
County of Union North Carolina, GO
5.00%, 09/01/39	6,540	7,455,280
5.00%, 09/01/40	6,720	7,633,553
North Carolina Housing Finance Agency, RB, S/F Housing
Series 44, 2.20%, 07/01/29	985	902,899
Series 44, 2.35%, 07/01/31	910	806,414
Series 44, 2.55%, 07/01/35	1,140	990,723
North Carolina Medical Care Commission, Refunding RB
5.25%, 01/01/24(h)	195	195,315
5.25%, 01/01/41	2,275	2,132,874
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,216,232
Series A, AMT, 5.00%, 05/01/35	5,000	5,207,319
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,104,292

		76,088,077

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F
Housing, 3.05%, 07/01/43	695	510,589

Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,130	6,285,285

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus Ohio, GO
Series A, 5.00%, 08/15/36	$3,270	$3,834,507
Series A, 5.00%, 08/15/37	2,600	3,007,960
Series A, 5.00%, 08/15/38	1,625	1,865,322
Series A, 5.00%, 08/15/39	2,565	2,929,198
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	1,275	1,198,545
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	2,335	2,148,652
Ohio Turnpike & Infrastructure Commission, RB, 5.00%, 02/15/43	13,750	14,359,013
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,305,775

		40,934,257

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	5,010	5,193,483

Oregon — 1.4%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/40	4,130	4,624,328
Series A, 2nd Lien, 5.00%, 12/01/42	5,000	5,527,548
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,605,658
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,620,519
Clackamas & Washington Counties School District No. 3, GO, CAB, Series A, (GTD), 0.00%, 06/15/49(d)	1,750	444,571
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(h)	865	882,116
Oregon State Lottery, RB
Series A, 5.00%, 04/01/38	1,000	1,131,584
Series A, 5.00%, 04/01/39	1,955	2,196,544
Series A, 5.00%, 04/01/40	2,250	2,516,319
Port of Portland Oregon Airport Revenue, ARB,
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,080,913
Salem-Keizer School District No. 24J, GO, CAB,
Series A, (GTD), 0.00%, 06/15/40(d)	12,395	5,809,389
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	144,576
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,508,077

		57,092,142

Pennsylvania — 1.7%
Allegheny County Airport Authority, ARB
Series A, AMT, 4.00%, 01/01/56	6,000	5,230,001
Series A, AMT, 5.00%, 01/01/56	5,000	5,102,780
Central Bradford Progress Authority, RB, Series B, 4.00%, 12/01/51	10,000	8,877,449
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	503,988
Series A, 5.25%, 12/01/45	1,500	1,100,910
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/51	10,000	10,190,027
Series B, AMT, 5.00%, 07/01/42	5,000	5,073,858
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	10,000	9,827,570

Security	Par (000)	Value

Pennsylvania (continued)
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	$5,000	$5,112,746
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,595	1,596,606
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	5,000	5,044,245
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,175,945
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 2019-131A, 2.10%, 04/01/28	1,915	1,814,046
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,125,333
Pittsburgh Water & Sewer Authority, Refunding RB, Series B, 1st Lien, (AGM), 5.00%, 09/01/38	4,500	5,025,346

		72,800,850

Puerto Rico — 6.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	307,385	23,632,414
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	93,390	37,412,944
Series A-1, 0.00%, 11/01/43(a)	56,022	28,994,332
Series A-1, Restructured, 4.00%, 07/01/33	7,211	6,764,983
Series A-1, Restructured, 4.00%, 07/01/35	6,482	5,991,111
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,292,611
Series A-1, Restructured, 4.00%, 07/01/41	7,419	6,415,279
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,524,299
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	5,655,553
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	2,869	917,928
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	4,135	3,620,125
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 4.00%, 07/01/42	7,250	6,367,345
Series C, 3.75%, 07/01/27	43,100	41,118,233
Puerto Rico Electric Power Authority, RB
7.50%, 01/01/20(f)(g)	5,000	1,250,000
3rd Series, 5.40%, 01/01/23(f)(g)	1,907	476,869
Series A, 5.00%, 07/01/29(f)(g)	5,540	1,385,000
Series A, 7.00%, 07/01/33(f)(g)	7,445	1,861,250
Series A, 6.75%, 07/01/36(f)(g)	24,370	6,092,500
Series A, 5.00%, 07/01/42(f)(g)	16,625	4,156,250
Series A, 7.00%, 07/01/43(f)(g)	3,350	837,500
Series A-1, 10.00%, 07/01/19(f)(g)	928	231,939
Series A-2, 10.00%, 07/01/19(f)(g)	4,681	1,170,140
Series A-3, 10.00%, 07/01/19(f)(g)	6,867	1,716,799
Series B-3, 10.00%, 07/01/19(f)(g)	6,867	1,716,799
Series C-1, 5.40%, 01/01/18(f)(g)	18,867	4,716,809
Series C-2, 5.40%, 07/01/18(f)(g)	18,870	4,717,572
Series C-4, 5.40%, 07/01/20(f)(g)	1,908	476,869
Series CCC, 5.25%, 07/01/26(f)(g)	8,495	2,123,750
Series CCC, 5.25%, 07/01/28(f)(g)	3,120	780,000
Series D-1, 7.50%, 01/01/20(f)(g)	9,399	2,349,725
Series D-4, 7.50%, 07/01/20	7,444	1,860,946
Series TT, 5.00%, 07/01/18(f)(g)	3,620	905,000
Series TT, 5.00%, 07/01/20(f)(g)	1,690	422,500
Series WW, 5.50%, 07/01/18(f)(g)	6,025	1,506,250
Series WW, 5.50%, 07/01/20(f)(g)	1,000	250,000
Series WW, 5.38%, 07/01/24(f)(g)	4,545	1,136,250
Series WW, 5.25%, 07/01/25(f)(g)	2,300	575,000
Series WW, 5.25%, 07/01/33(f)(g)	2,725	681,250

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/38(f)(g)	$3,980	$995,000
Series WW, 5.50%, 07/01/49(f)(g)	4,300	1,075,000
Series XX, 5.25%, 07/01/27(f)(g)	2,630	657,500
Series XX, 5.25%, 07/01/35(f)(g)	1,310	327,500
Series XX, 5.75%, 07/01/36(f)(g)	1,825	456,250
Series XX, 5.25%, 07/01/40(f)(g)	35,125	8,781,250
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	7,025	1,756,250
Series AAA, 5.25%, 07/01/25(f)(g)	5,750	1,437,500
Series AAA, 5.25%, 07/01/28	4,870	1,217,500
Series BBB, 5.40%, 07/01/28	9,505	2,376,250
Series DDD, 5.00%, 07/01/19(f)(g)	2,000	500,000
Series DDD, 5.00%, 07/01/20(f)(g)	1,810	452,500
Series UU, 3.47%, 07/01/17(a)(f)(g)	1,295	323,750
Series UU, 1.00%, 07/01/18(a)(f)(g)	1,165	291,250
Series UU, 4.49%, 07/01/31(a)(f)(g)	12,285	3,071,250
Series UU, 1.32%, 07/01/49(a)(f)(g)	10,400	2,600,000
Series V, 5.50%, 07/01/20(f)(g)	6,440	1,610,000
Series ZZ, 5.25%, 07/01/18(f)(g)	10,185	2,546,250
Series ZZ, 5.25%, 07/01/19(f)(g)	4,745	1,186,250
Series ZZ, 5.25%, 07/01/24(f)(g)	1,435	358,750
Series ZZ, 5.25%, 07/01/25(f)(g)	2,440	610,000
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	13,440	3,360,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Convertible, Restructured, 4.33%, 07/01/40	3,579	3,400,493

		263,494,617

South Carolina — 2.0%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,712,082
5.00%, 01/01/49	5,955	6,302,322
5.00%, 01/01/52	10,545	11,398,187
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,757,492
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,304,537
6.00%, 10/01/51	6,240	6,068,758
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,416,910
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,024,010
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	6,915	6,335,480
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	5,000	5,131,255
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,052,517
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/41	5,000	5,121,286
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.85%, 01/01/27	935	895,305
Series A, 1.88%, 07/01/27	885	843,748
Series A, 2.40%, 07/01/32	1,055	951,274
Series A, 2.80%, 07/01/34	965	909,650

Security	Par (000)	Value

South Carolina (continued)
South Carolina State Housing Finance & Development Authority, RB, S/F Housing (continued) Series A, 3.00%, 07/01/39	$1,860	$1,616,657
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	870	788,201
Series B, 2.45%, 07/01/32	875	780,214

		83,409,885

Tennessee — 1.7%
County of Knox Tennessee, GO, 5.00%, 06/01/25	1,300	1,339,537
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	9,950	10,038,909
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB, Series A, 4.00%, 07/01/46	5,000	4,887,715
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,687,454
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,381,018
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,015,739
New Memphis Arena Public Building Authority, RB, CAB
0.00%, 04/01/36(d)	1,500	880,901
0.00%, 04/01/37(d)	1,600	883,149
0.00%, 04/01/38(d)	700	363,909
0.00%, 04/01/39(d)	750	368,359
0.00%, 04/01/41(d)	810	351,270
0.00%, 04/01/42(d)	850	347,340
0.00%, 04/01/43(d)	1,700	655,052
0.00%, 04/01/44(d)	1,800	654,544
0.00%, 04/01/45(d)	2,000	684,637
0.00%, 04/01/46(d)	1,700	547,005
Convertible, 4.00%, 04/01/29(j)	625	602,646
Convertible, 4.00%, 04/01/30(j)	750	729,235
Convertible, 4.00%, 04/01/31(j)	650	636,735
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,177,693
Tennessee Housing Development Agency, RB, S/F Housing
3.85%, 07/01/43	6,105	5,974,512
3.95%, 01/01/49	6,080	6,063,595
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 2019-4, 2.65%, 07/01/34	1,670	1,451,645
Series 2019-4, 2.90%, 07/01/39	3,760	3,160,144

		72,882,743

Texas — 9.2%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,677,387
Arlington Higher Education Finance Corp., RB(b)
6.25%, 08/15/24	100	98,407
7.50%, 04/01/28	210	208,342
7.88%, 11/01/62	5,865	5,965,943
Series A, 5.30%, 04/01/62	4,325	3,672,779
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,850	5,270,215

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	$2,970	$3,046,470
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,790,685
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 4.00%, 10/01/37	5,000	5,097,886
City of Dallas Texas, Refunding GO
Series A, 5.00%, 02/15/36	2,475	2,826,083
Series A, 5.00%, 02/15/37	1,500	1,685,108
Series A, 5.00%, 02/15/38	1,650	1,834,701
Series A, 5.00%, 02/15/40	8,000	8,785,557
Series A, 5.00%, 02/15/41	6,020	6,585,161
City of El Paso Texas Water & Sewer Revenue, Refunding RB
4.00%, 03/01/39	2,000	2,018,875
5.00%, 03/01/52	10,000	10,587,862
City of Fort Worth Texas, GO
5.00%, 03/01/35	4,745	5,444,362
5.00%, 03/01/39	7,125	7,909,222
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,000,189
Series A, AMT, 6.63%, 07/15/38	3,000	3,000,877
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/38	5,000	5,273,069
City of Houston Texas, Refunding GO
Series A, 5.00%, 03/01/36	665	758,663
Series A, 5.00%, 03/01/37	900	1,014,495
Series A, 5.00%, 03/01/38	535	597,378
Series A, 5.25%, 03/01/40	350	395,004
Series A, 5.25%, 03/01/43	570	635,672
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	184	178,213
3.88%, 09/01/31	200	183,537
4.13%, 09/01/41	730	591,382
4.38%, 09/01/51	1,000	770,148
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	3,530	3,630,975
Series A, 5.25%, 02/01/42	9,155	10,311,036
Series A, 5.25%, 02/01/43	6,515	7,297,994
City of Seguin Texas, GO, Series A, 5.25%, 09/01/57	10,000	10,760,873
Corpus Christi Independent School District, GO, (PSF), 4.13%, 08/15/53	5,000	4,948,486
County of Harris Texas, Refunding GO
Series A, 5.00%, 09/15/38	1,300	1,469,002
Series A, 5.00%, 09/15/39	1,750	1,965,997
Series A, 5.00%, 09/15/40	1,815	2,031,260
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	4,850	4,942,485
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,170	3,430,326
Dalhart Independent School District, GO
(PSF), 5.00%, 02/15/41	755	827,053
(PSF), 5.00%, 02/15/42	1,345	1,466,649
(PSF), 5.00%, 02/15/43	500	543,140
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,674,937
Denton Independent School District, GO
(PSF), 5.00%, 08/15/40	2,220	2,483,086
(PSF), 5.00%, 08/15/53	6,245	6,776,243

Security	Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/28	$5,000	$5,481,921
Hidalgo County Regional Mobility Authority, RB, CAB(d)
Series A, 0.00%, 12/01/42	3,000	1,059,380
Series A, 0.00%, 12/01/43	3,000	991,156
Series A, 0.00%, 12/01/44	3,000	921,450
Series A, 0.00%, 12/01/45	4,000	1,139,519
Series A, 0.00%, 12/01/46	6,000	1,544,965
Series A, 0.00%, 12/01/47	6,125	1,428,455
Series A, 0.00%, 12/01/48	7,130	1,355,601
Series A, 0.00%, 12/01/49	7,135	1,248,591
Series A, 0.00%, 12/01/50	5,145	831,522
Series A, 0.00%, 12/01/52	5,000	686,835
Series A, 0.00%, 12/01/53	5,000	635,862
Series A, 0.00%, 12/01/54	5,000	590,509
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	370	400,627
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/36	2,090	2,383,850
(AGM), 5.00%, 05/15/37	2,000	2,255,347
Medina Valley Independent School District, GO, (PSF), 5.00%, 02/15/45	6,215	6,789,559
Midlothian Independent School District, GO, (PSF), 5.00%, 02/15/47	4,600	4,747,708
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	347,777
Series B2, 4.50%, 10/01/26	2,030	1,960,975
North Texas Municipal Water District Water System Revenue, Refunding RB, Series A, 5.00%, 09/01/29	5,000	5,559,493
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	14,310	15,350,962
Permanent University Fund - Texas A&M University System, Refunding RB, 5.00%, 07/01/42	6,945	7,632,799
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,152,943
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,587,233
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	5,000	4,888,982
1st Lien, 5.00%, 10/01/53	20,000	21,706,937
Port Beaumont Navigation District, Refunding RB(b)
Series A, 4.00%, 01/01/50	19,670	13,563,926
Series B, 6.00%, 01/01/25	6,415	6,115,490
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	27,045	21,846,142
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	5,400	5,805,101
State of Texas, GO, Series A, AMT, 5.00%, 08/01/38	6,935	7,638,178
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,510,191
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,935,672
Texas Water Development Board, RB
5.00%, 08/01/37	465	533,865
5.00%, 08/01/38	560	637,452
5.00%, 08/01/39	1,950	2,207,011
5.00%, 08/01/40	1,550	1,747,582
4.00%, 10/15/44	4,420	4,432,725

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board, RB (continued)
4.00%, 10/15/45	$16,365	$16,254,494
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	6,900	7,467,608

		381,839,609

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	10,000	10,296,049
Series A, Class A, AMT, 5.00%, 07/01/46	3,000	3,108,900
City of Salt Lake City Utah Public Utilities Revenue, RB, 5.00%, 02/01/52	10,000	10,710,648
Utah Board of Higher Education, RB
2.55%, 06/01/38	1,250	1,001,551
2.63%, 06/01/39	1,250	991,674
Utah Charter School Finance Authority, RB(b)
5.63%, 06/15/26	255	253,587
5.00%, 06/15/42	1,190	1,039,204
5.00%, 06/15/52	3,580	2,915,976
5.63%, 06/15/54	4,930	4,293,143
5.00%, 06/15/57	2,590	2,053,604

		36,664,336

Virginia — 2.2%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	6,068,659
Ballston Quarter Community Development Authority, TA(f)(g)
Series A, 5.38%, 03/01/36	995	799,294
Series A, 5.50%, 03/01/46	5,955	4,210,306
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	1,001,034
Chesapeake Bay Bridge & Tunnel District, RB (AGM), 5.00%, 07/01/41	5,000	5,124,872
5.00%, 07/01/46	5,000	5,022,358
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,807,828
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/38	2,150	2,229,560
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	5,635	5,551,934
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	10,375,569
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	110,718
4.00%, 07/01/47(b)	1,960	1,367,605
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	25,115	8,342,513
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	2,705	2,695,788
5.00%, 03/01/45	2,785	2,659,955
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	12,595	10,574,774
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	4,341,131
Series D, 3.90%, 10/01/48	10,000	8,520,493

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	$2,000	$1,992,244
AMT, 5.00%, 12/31/56	3,380	3,384,700
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/29	175	172,501

		90,353,836

Washington — 2.0%
Energy Northwest, Refunding RB, 5.00%, 07/01/41	5,235	5,761,529
King County Housing Authority, Refunding RB (GTD), 3.50%, 05/01/38	10,000	8,872,012
2.75%, 01/01/40	1,900	1,491,226
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,053,894
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,628,401
Seattle Housing Authority, Refunding RB, M/F Housing, 3.50%, 12/01/35	1,500	1,398,392
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	26,788,938
Series A-2, 5.00%, 08/01/42	3,105	3,441,233
Series B, 5.00%, 02/01/43	2,325	2,583,949
Series B, 5.00%, 06/01/47	6,675	7,326,167
Series B, 5.00%, 06/01/48	16,270	17,810,131

		85,155,872

West Virginia — 0.0%
State of West Virginia, GO, Series A, 5.00%, 06/01/26	1,000	1,050,537

Wisconsin — 0.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,338,434
AMT, 4.25%, 07/01/54	6,310	4,344,778
Public Finance Authority, RB(b)
6.00%, 06/15/24	135	134,154
Class B, 7.00%, 12/01/30	1,825	1,711,978
Series A, 6.25%, 10/01/31(f)(g)	1,285	359,800
Series A, 5.00%, 06/15/41	785	699,786
Series A, 7.00%, 11/01/46(f)(g)	5,085	3,305,250
Series A, 7.00%, 10/01/47(f)(g)	1,285	359,800
Series A, 5.00%, 06/15/51	885	734,485
Series A, 5.00%, 06/15/56	970	782,840
Series A-2, 5.00%, 01/01/24	275	274,727
Series B, 5.50%, 06/15/25	380	377,835
Public Finance Authority, Refunding RB
Series B, 6.13%, 10/01/49(b)	8,530	7,226,211
AMT, 4.00%, 08/01/35	4,840	4,221,459
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/15/44	5,000	5,024,347

		30,895,884

Total Municipal Bonds — 94.9% (Cost: $4,210,525,521)		3,949,224,037

Municipal Bonds Transferred to Tender Option Bond Trusts(a)(k)

Florida — 0.7%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	13,814,999
5.00%, 07/01/50	15,000	15,890,458

		29,705,457

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	$10,000	$11,338,145

Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,969,807

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 10/01/48	9,500	10,314,387

Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	31,148,497

New York — 0.3%
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,952,937

Texas — 0.5%
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,757,640

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.1% (Cost: $120,142,150)		127,186,870

Total Long-Term Investments — 99.0% (Cost: $4,379,716,671)		4,118,471,161

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.25%(l)(m)	49,941,414	49,946,409

Total Short-Term Securities — 1.2% (Cost: $49,943,275)		49,946,409

Total Investments — 100.2% (Cost: $4,429,659,946)		4,168,417,570

Other Assets Less Liabilities — 1.3%		54,585,294

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%		(61,401,466)

Net Assets — 100.0%		$ 4,161,601,398

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$249,585,583	$—	$(199,656,349	)(a)	$52,640	$(35,465)	$49,946,409	49,941,414	$4,794,506	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	3,184	03/19/24	$349,693	$(2,247,346)
U.S. Long Bond	2,621	03/19/24	305,510	(2,820,018)
5-Year U.S. Treasury Note	1,904	03/28/24	203,520	(1,128,175)

				$(6,195,539)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$6,195,539	$—	$6,195,539

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$77,493,695	$—	$77,493,695

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(8,625,571)	$—	$(8,625,571)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$1,103,443,474

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$42,060,254	$—	$42,060,254
Municipal Bonds	—	3,935,273,001	13,951,036	3,949,224,037
Municipal Bonds Transferred to Tender Option Bond Trusts	—	127,186,870	—	127,186,870
Short-Term Securities
Money Market Funds	49,946,409	—	—	49,946,409
Unfunded Commitments(a)	—	—	42,147,931	42,147,931

	$49,946,409	$4,104,520,125	$56,098,967	$4,210,565,501

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(6,195,539)	$—	$—	$(6,195,539)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $61,149,999 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Municipal Bonds	Unfunded Commitment	Total

Assets
Opening balance, as of May 31, 2023	$13,771,481	$—	$13,771,481
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	220,094	42,147,931	42,368,025
Purchases	—	—	—
Sales	(40,539)	—	(40,539)

Closing balance, as of November 30, 2023	$13,951,036	$42,147,931	$56,098,967

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023(b)	$220,094	$42,147,931	$42,368,025

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

November 30, 2023

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund

ASSETS
Investments, at value — unaffiliated(a)	$2,166,823,649	$279,626,276	$355,115,534	$47,358,432
Investments, at value — affiliated(b)	119,720,642	11,766,988	3,930,623	726,218
Cash pledged for futures contracts	8,723,000	—	—	225,000
Receivables:
Investments sold	30,087,177	220,000	100,000	773,270
Capital shares sold	32,466,360	393,547	437,436	59,383
Dividends — affiliated	495,242	52,162	15,680	3,833
Interest — unaffiliated	23,516,051	3,922,803	5,075,221	615,915
Variation margin on futures contracts	1,990,888	—	—	43,752
Unfunded commitments	13,481,897	—	—	—
Prepaid expenses	68,565	49,785	50,514	22,144

Total assets	2,397,373,471	296,031,561	364,725,008	49,827,947

ACCRUED LIABILITIES
Payables:
Investments purchased	72,840,820	—	—	900,235
Accounting services fees	90,479	22,183	26,293	7,166
Administration fees	—	—	—	1,635
Capital shares redeemed	10,136,856	1,602,675	956,758	60,121
Custodian fees	10,093	1,649	2,091	635
Income dividend distributions	1,322,115	246,092	422,479	144,139
Interest expense and fees	677,472	—	—	—
Investment advisory fees	264,411	81,967	109,712	1,422
Trustees’ and Officer’s fees	9,679	1,333	1,724	280
Other accrued expenses	39,014	25,876	27,762	21,144
Professional fees	40,824	39,229	38,253	43,366
Proxy fees	36,512	7,451	9,185	2,096
Service and distribution fees	171,117	30,292	28,773	19
Transfer agent fees	277,411	50,661	76,624	41

Total accrued liabilities	85,916,803	2,109,408	1,699,654	1,182,299

OTHER LIABILITIES
TOB Trust Certificates	52,974,978	—	—	—

Total liabilities	138,891,781	2,109,408	1,699,654	1,182,299

Commitments and contingent liabilities

NET ASSETS	$2,258,481,690	$293,922,153	$363,025,354	$48,645,648

NET ASSETS CONSIST OF
Paid-in capital	$2,519,943,942	$315,750,944	$427,681,358	$50,267,989
Accumulated loss	(261,462,252)	(21,828,791)	(64,656,004)	(1,622,341)

NET ASSETS	$2,258,481,690	$293,922,153	$363,025,354	$48,645,648

(a) Investments, at cost — unaffiliated	$2,263,080,659	$281,762,496	$372,718,679	$48,301,394

(b) Investments, at cost — affiliated	$119,663,607	$11,764,212	$3,930,230	$726,041

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund

NET ASSET VALUE

Institutional
Net assets	$1,461,356,945	$168,260,735	$228,984,822	$227,037

Shares outstanding	123,605,554	16,482,715	23,701,572	23,543

Net asset value	$11.82	$10.21	$9.66	$9.64

Shares authorized	Unlimited	Unlimited	Unlimited	500 million

Par value	$0.10	$0.10	$0.10	$0.10

Service
Net assets	N/A	$6,513,159	$1,057,042	N/A

Shares outstanding	N/A	638,028	109,291	N/A

Net asset value	N/A	$10.21	$9.67	N/A

Shares authorized	N/A	Unlimited	Unlimited	N/A

Par value	N/A	$0.10	$0.10	N/A

Investor A
Net assets	$597,645,094	$92,790,419	$110,048,873	$157,893

Shares outstanding	50,593,990	9,082,435	11,378,240	16,363

Net asset value	$11.81	$10.22	$9.67	$9.65

Shares authorized	Unlimited	Unlimited	Unlimited	300 million

Par value	$0.10	$0.10	$0.10	$0.10

Investor A1
Net assets	$77,054,130	$12,534,902	$6,073,812	N/A

Shares outstanding	6,517,353	1,226,480	627,707	N/A

Net asset value	$11.82	$10.22	$9.68	N/A

Shares authorized	Unlimited	Unlimited	Unlimited	N/A

Par value	$0.10	$0.10	$0.10	N/A

Investor C
Net assets	$53,715,569	$11,739,422	$8,101,590	N/A

Shares outstanding	4,543,077	1,150,327	837,829	N/A

Net asset value	$11.82	$10.21	$9.67	N/A

Shares authorized	Unlimited	Unlimited	Unlimited	N/A

Par value	$0.10	$0.10	$0.10	N/A

Class K
Net assets	$68,709,952	$2,083,516	$8,759,215	$48,260,718

Shares outstanding	5,809,812	204,180	906,831	5,000,627

Net asset value	$11.83	$10.20	$9.66	$9.65

Shares authorized	Unlimited	Unlimited	Unlimited	500 million

Par value	$0.10	$0.10	$0.10	$0.10

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

BlackRock Strategic Municipal Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)	$4,118,471,161
Investments, at value — affiliated(b)	49,946,409
Cash	95,399
Cash pledged for futures contracts	19,304,000
Receivables:
Investments sold	14,844,042
Capital shares sold	22,227,063
Dividends — affiliated	286,239
Interest — unaffiliated	51,156,301
Variation margin on futures contracts	4,430,606
Unfunded commitments	42,147,931
Prepaid expenses	118,429

Total assets	4,323,027,580

ACCRUED LIABILITIES
Payables:
Investments purchased	65,489,039
Accounting services fees	169,087
Capital shares redeemed	28,713,473
Custodian fees	23,895
Income dividend distributions	2,794,968
Interest expense and fees	251,467
Investment advisory fees	1,586,724
Trustees’ and Officer’s fees	125,043
Other accrued expenses	100,133
Professional fees	41,997
Proxy fees	134,368
Service and distribution fees	224,666
Transfer agent fees	621,323

Total accrued liabilities	100,276,183

OTHER LIABILITIES
TOB Trust Certificates	61,149,999

Total liabilities	161,426,182

Commitments and contingent liabilities

NET ASSETS	$4,161,601,398

NET ASSETS CONSIST OF
Paid-in capital	$5,440,386,374
Accumulated loss	(1,278,784,976)

NET ASSETS	$4,161,601,398

(a) Investments, at cost — unaffiliated	$4,379,716,671
(b) Investments, at cost — affiliated	$49,943,275

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2023

BlackRock Strategic Municipal Opportunities Fund

NET ASSET VALUE

Institutional

Net assets	$3,179,982,526

Shares outstanding	306,949,494

Net asset value	$10.36

Shares authorized	Unlimited

Par value	$0.10

Investor A

Net assets	$804,955,435

Shares outstanding	77,733,180

Net asset value	$10.36

Shares authorized	Unlimited

Par value	$0.10

Investor A1

Net assets	$16,129,495

Shares outstanding	1,557,099

Net asset value	$10.36

Shares authorized	Unlimited

Par value	$0.10

Investor C

Net assets	$62,007,937

Shares outstanding	5,984,731

Net asset value	$10.36

Shares authorized	Unlimited

Par value	$0.10

Class K

Net assets	$98,526,005

Shares outstanding	9,509,971

Net asset value	$10.36

Shares authorized	Unlimited

Par value	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited)

Six Months Ended November 30, 2023

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund

INVESTMENT INCOME
Dividends — affiliated	$2,779,224	$371,022	$214,685	$27,316
Interest — unaffiliated	41,863,763	5,846,996	7,204,928	955,725

Total investment income	44,642,987	6,218,018	7,419,613	983,041

EXPENSES
Investment advisory	4,418,869	771,728	952,858	106,166
Service and distribution — class specific	1,111,438	194,275	188,010	120
Transfer agent — class specific	726,785	118,282	214,423	164
Professional	582,137	51,466	56,223	41,082
Accounting services	132,435	33,267	38,223	10,614
Registration	55,795	43,661	46,274	36,516
Proxy	38,031	7,716	9,611	2,121
Trustees and Officer	19,311	2,985	3,600	789
Printing and postage	18,180	15,684	15,810	17,700
Custodian	14,505	1,971	2,652	858
Administration	—	—	—	10,027
Administration — class specific	—	—	—	4,718
Miscellaneous	53,544	14,122	15,052	7,143

Total expenses excluding interest expense	7,171,030	1,255,157	1,542,736	238,018
Interest expense(a)	1,161,269	—	—	—

Total expenses	8,332,299	1,255,157	1,542,736	238,018
Less:
Administration fees waived	—	—	—	(1,821)
Administration fees waived by the Manager — class specific	—	—	—	(4,703)
Fees waived and/or reimbursed by the Manager	(615,943)	(236,636)	(232,114)	(103,975)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(164,174)	(47,011)	(129,291)	(126)

Total expenses after fees waived and/or reimbursed	7,552,182	971,510	1,181,331	127,393

Net investment income	37,090,805	5,246,508	6,238,282	855,648

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,901,077)	(245,425)	(1,053,848)	(501,603)
Investments — affiliated	12,889	1,475	4,170	350
Futures contracts	33,004,030	—	—	584,613

	(2,884,158)	(243,950)	(1,049,678)	83,360

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,221,776)	1,422,086	(290,177)	676,375
Investments — affiliated	37,802	53	(2,466)	(178)
Futures contracts	(3,025,393)	—	—	(6,616)
Unfunded commitments	13,481,897	—	—	—

	9,272,530	1,422,139	(292,643)	669,581

Net realized and unrealized gain (loss)	6,388,372	1,178,189	(1,342,321)	752,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,479,177	$6,424,697	$4,895,961	$1,608,589

(a)	Related to TOB Trusts.

See notes to financial statements.

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2023

BlackRock Strategic Municipal Opportunities Fund

INVESTMENT INCOME
Dividends — affiliated	$4,794,506
Interest — unaffiliated	85,649,645

Total investment income	90,444,151

EXPENSES
Investment advisory	12,148,700
Transfer agent — class specific	1,923,145
Professional	1,541,679
Service and distribution — class specific	1,425,334
Accounting services	235,431
Registration	166,303
Proxy	137,630
Trustees and Officer	43,056
Custodian	30,693
Printing and postage	26,253
Miscellaneous	131,847

Total expenses excluding interest expense	17,810,071

Interest expense(a)	1,257,198

Total expenses	19,067,269
Less:
Fees waived and/or reimbursed by the Manager	(1,308,065)

Total expenses after fees waived and/or reimbursed	17,759,204

Net investment income	72,684,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(271,711,842)
Investments — affiliated	52,640
Futures contracts	77,493,695

(194,165,507)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	129,191,908
Investments — affiliated	(35,465)
Futures contracts	(8,625,571)
Unfunded commitments	42,147,931

162,678,803

Net realized and unrealized loss	(31,486,704)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,198,243

(a)  Related to TOB Trusts.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,090,805	$72,467,128	$5,246,508	$10,368,294
Net realized loss	(2,884,158)	(81,035,207)	(243,950)	(9,386,074)
Net change in unrealized appreciation (depreciation)	9,272,530	(2,793,898)	1,422,139	(1,372,460)

Net increase (decrease) in net assets resulting from operations	43,479,177	(11,361,977)	6,424,697	(390,240)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(24,310,793)	(47,287,796)	(3,043,987)	(5,877,639)
Service	—	—	(109,970)	(214,335)
Investor A	(9,001,246)	(18,938,904)	(1,614,769)	(3,362,616)
Investor A1	(1,165,522)	(2,262,197)	(221,173)	(451,980)
Investor C	(614,438)	(1,283,033)	(158,504)	(348,680)
Class K	(1,252,418)	(2,191,985)	(41,576)	(79,862)

Decrease in net assets resulting from distributions to shareholders	(36,344,417)	(71,963,915)	(5,189,979)	(10,335,112)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(280,795,397)	(419,640,427)	(9,818,495)	(31,860,802)

NET ASSETS
Total decrease in net assets	(273,660,637)	(502,966,319)	(8,583,777)	(42,586,154)
Beginning of period	2,532,142,327	3,035,108,646	302,505,930	345,092,084

End of period	$2,258,481,690	$2,532,142,327	$293,922,153	$302,505,930

(a)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Impact Municipal Fund

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,238,282	$12,592,321	$855,648	$1,516,731
Net realized gain (loss)	(1,049,678)	(24,873,741)	83,360	(638,372)
Net change in unrealized appreciation (depreciation)	(292,643)	695,378	669,581	(737,836)

Net increase (decrease) in net assets resulting from operations	4,895,961	(11,586,042)	1,608,589	140,523

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,007,052)	(8,259,921)	(2,859)	(4,088)
Service	(16,862)	(30,318)	—	—
Investor A	(1,812,988)	(3,583,608)	(1,599)	(3,066)
Investor A1	(102,508)	(212,195)	—	—
Investor C	(108,554)	(241,670)	—	—
Class K	(154,931)	(248,217)	(844,528)	(1,659,843)

Decrease in net assets resulting from distributions to shareholders	(6,202,895)	(12,575,929)	(848,986)	(1,666,997)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,677,935)	(90,981,845)	306,780	68,683

NET ASSETS
Total increase (decrease) in net assets	(20,984,869)	(115,143,816)	1,066,383	(1,457,791)
Beginning of period	384,010,223	499,154,039	47,579,265	49,037,056

End of period	$363,025,354	$384,010,223	$48,645,648	$47,579,265

(a)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	BlackRock Strategic Municipal Opportunities Fund

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$72,684,947	$165,357,411
Net realized loss	(194,165,507)	(516,639,186)
Net change in unrealized appreciation (depreciation)	162,678,803	170,372,790

Net increase (decrease) in net assets resulting from operations	41,198,243	(180,908,985)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(54,854,594)	(128,119,888)
Investor A	(12,368,383)	(28,520,212)
Investor A1	(246,349)	(502,679)
Investor C	(727,969)	(1,746,021)
Class K	(2,751,787)	(3,417,734)

Decrease in net assets resulting from distributions to shareholders	(70,949,082)	(162,306,534)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(928,701,137)	(1,921,094,259)

NET ASSETS
Total decrease in net assets	(958,451,976)	(2,264,309,778)
Beginning of period	5,120,053,374	7,384,363,152

End of period	$4,161,601,398	$5,120,053,374

(a)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund

	Institutional
	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$11.74		$12.05		$13.08	$12.21	$12.71	$12.76

Net investment income(a)	0.18		0.33		0.25	0.25	0.27	0.34
Net realized and unrealized gain (loss)	0.08		(0.31)		(1.03)	0.87	(0.50)	0.19

Net increase (decrease) from investment operations	0.26		0.02		(0.78)	1.12	(0.23)	0.53

Distributions(b)
From net investment income		(0.18)	(0.33)		(0.25)	(0.25)	(0.27)	(0.34)
From net realized gain	—		—		—	—	—	(0.24)

Total distributions		(0.18)	(0.33)		(0.25)	(0.25)	(0.27)	(0.58)

Net asset value, end of period	$11.82		$11.74		$12.05	$13.08	$12.21	$12.71

Total Return(c)
Based on net asset value	2.27	%(d)	0.23	%(e)	(6.06)%	9.26%	(1.85)%	4.28%

Ratios to Average Net Assets(f)
Total expenses(g)	0.61	%(h)	0.64%		0.49%	0.48%	0.57%	0.63%

Total expenses after fees waived and/or reimbursed	0.54	%(h)	0.60%		0.47%	0.46%	0.55%	0.61%

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.44	%(h)	0.44%		0.44%	0.43%	0.43%	0.44%

Net investment income	3.18	%(h)	2.84%		1.95%	1.98%	2.13%	2.70%

Supplemental Data
Net assets, end of period (000)	$1,461,357		$1,646,282		$1,907,899	$1,922,918	$1,865,633	$2,016,387

Borrowings outstanding, end of period (000)	$52,975		$83,195		$147,795	$143,145	$148,145	$253,167

Portfolio turnover rate		42%	52%		82%	53%	117%	126%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Not annualized.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Expense ratios	N/A		N/A		N/A	N/A	0.56%	0.62%

(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor A

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20		Year Ended 05/31/19

Net asset value, beginning of period	$11.73		$12.04		$13.07	$12.19	$12.70		$12.75

Net investment income(a)	0.17		0.31		0.22	0.22	0.24		0.31
Net realized and unrealized gain (loss)	0.08		(0.32)		(1.03)	0.88	(0.51)		0.19

Net increase (decrease) from investment operations	0.25		(0.01)		(0.81)	1.10	(0.27)		0.50

Distributions(b)
From net investment income		(0.17)	(0.30)		(0.22)	(0.22)	(0.24)		(0.31)
From net realized gain	—		—		—	—	—		(0.24)

Total distributions		(0.17)	(0.30)		(0.22)	(0.22)	(0.24)		(0.55)

Net asset value, end of period	$11.81		$11.73		$12.04	$13.07	$12.19		$12.70

Total Return(c)
Based on net asset value	2.14	%(d)	(0.02	)%(e)	(6.30)%	9.09%	(2.18)%		4.02%

Ratios to Average Net Assets(f)
Total expenses	0.84	%(g)	0.87%		0.72%	0.72%	0.82	%(h)	0.88	%(h)

Total expenses after fees waived and/or reimbursed	0.79	%(g)	0.85%		0.71%	0.71%	0.80%		0.86%

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.69	%(g)	0.68%		0.68%	0.68%	0.68%		0.69%

Net investment income	2.94	%(g)	2.60%		1.69%	1.74%	1.88%		2.45%

Supplemental Data
Net assets, end of period (000)	$597,645		$661,274		$843,462	$1,025,162	$1,069,541		$941,069

Borrowings outstanding, end of period (000)	$52,975		$83,195		$147,795	$143,145	$148,145		$253,167

Portfolio turnover rate		42%	52%		82%	53%	117%		126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor A1

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$11.74		$12.05		$13.08	$12.20	$12.71	$12.76

Net investment income(a)	0.18		0.32		0.24	0.24	0.26	0.33
Net realized and unrealized gain (loss)	0.08		(0.31)		(1.03)	0.88	(0.51)	0.19

Net increase (decrease) from investment operations	0.26		0.01		(0.79)	1.12	(0.25)	0.52

Distributions(b)
From net investment income		(0.18)	(0.32)		(0.24)	(0.24)	(0.26)	(0.33)
From net realized gain	—		—		—	—	—	(0.24)

Total distributions		(0.18)	(0.32)		(0.24)	(0.24)	(0.26)	(0.57)

Net asset value, end of period	$11.82		$11.74		$12.05	$13.08	$12.20	$12.71

Total Return(c)
Based on net asset value	2.22	%(d)	0.14	%(e)	(6.15)%	9.25%	(2.01)%	4.18%

Ratios to Average Net Assets(f)
Total expenses(g)	0.69	%(h)	0.72%		0.57%	0.57%	0.65%	0.72%

Total expenses after fees waived and/or reimbursed	0.63	%(h)	0.69%		0.56%	0.56%	0.63%	0.70%

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.53	%(h)	0.53%		0.53%	0.53%	0.51%	0.53%

Net investment income	3.09	%(h)	2.75%		1.85%	1.89%	2.08%	2.61%

Supplemental Data
Net assets, end of period (000)	$77,054		$78,960		$88,442	$103,726	$103,229	$112,554

Borrowings outstanding, end of period (000)	$52,975		$83,195		$147,795	$143,145	$148,145	$253,167

Portfolio turnover rate		42%	52%		82%	53%	117%	126%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Not annualized.

(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Expense ratios	N/A		N/A		N/A	N/A	0.65%	0.71%

(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor C

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20		Year Ended 05/31/19

Net asset value, beginning of period	$11.74		$12.05		$13.08	$12.21	$12.71		$12.76

Net investment income(a)	0.13		0.22		0.12	0.12	0.14		0.21
Net realized and unrealized gain (loss)	0.07		(0.31)		(1.03)	0.87	(0.50)		0.19

Net increase (decrease) from investment operations	0.20		(0.09)		(0.91)	0.99	(0.36)		0.40

Distributions(b)
From net investment income		(0.12)	(0.22)		(0.12)	(0.12)	(0.14)		(0.21)
From net realized gain	—		—		—	—	—		(0.24)

Total distributions		(0.12)	(0.22)		(0.12)	(0.12)	(0.14)		(0.45)

Net asset value, end of period	$11.82		$11.74		$12.05	$13.08	$12.21		$12.71

Total Return(c)
Based on net asset value	1.76	%(d)	(0.77	)%(e)	(7.00)%	8.17%	(2.82)%		3.24%

Ratios to Average Net Assets(f)
Total expenses	1.60	%(g)	1.63%		1.48%	1.48%	1.57	%(h)	1.63	%(h)

Total expenses after fees waived and/or reimbursed	1.54	%(g)	1.60%		1.47%	1.47%	1.56%		1.61%

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	1.44	%(g)	1.44%		1.44%	1.44%	1.43%		1.44%

Net investment income	2.18	%(g)	1.84%		0.93%	0.99%	1.14%		1.70%

Supplemental Data
Net assets, end of period (000)	$53,716		$62,713		$84,141	$107,235	$144,972		$150,543

Borrowings outstanding, end of period (000)	$52,975		$83,195		$147,795	$143,145	$148,145		$253,167

Portfolio turnover rate		42%	52%		82%	53%	117%		126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Class K

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20		Year Ended 05/31/19

Net asset value, beginning of period	$11.74		$12.05		$13.08	$12.21	$12.71		$12.76

Net investment income(a)	0.19		0.34		0.26	0.26	0.28		0.34
Net realized and unrealized gain (loss)	0.08		(0.31)		(1.04)	0.87	(0.50)		0.19

Net increase (decrease) from investment operations	0.27		0.03		(0.78)	1.13	(0.22)		0.53

Distributions(b)
From net investment income		(0.18)	(0.34)		(0.25)	(0.26)	(0.28)		(0.34)
From net realized gain	—		—		—	—	—		(0.24)

Total distributions		(0.18)	(0.34)		(0.25)	(0.26)	(0.28)		(0.58)

Net asset value, end of period	$11.83		$11.74		$12.05	$13.08	$12.21		$12.71

Total Return(c)
Based on net asset value	2.38	%(d)	0.28	%(e)	(6.01)%	9.31%	(1.80)%		4.33%

Ratios to Average Net Assets(f)
Total expenses	0.54	%(g)	0.58%		0.43%	0.43%	0.51	%(h)	0.58%

Total expenses after fees waived and/or reimbursed	0.49	%(g)	0.55%		0.42%	0.42%	0.50%		0.56%

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.39	%(g)	0.39%		0.39%	0.39%	0.38%		0.39%

Net investment income	3.23	%(g)	2.87%		1.99%	2.02%	2.19%		2.71%

Supplemental Data
Net assets, end of period (000)	$68,710		$82,913		$111,164	$108,489	$108,494		$113,480

Borrowings outstanding, end of period (000)	$52,975		$83,195		$147,795	$143,145	$148,145		$253,167

Portfolio turnover rate		42%	52%		82%	53%	117%		126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund

	Institutional

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.15		$10.45	$11.59	$10.84	$11.30	$11.05

Net investment income(a)	0.18		0.35	0.31	0.35	0.37	0.40
Net realized and unrealized gain (loss)	0.06		(0.30)	(1.15)	0.75	(0.46)	0.25

Net increase (decrease) from investment operations	0.24		0.05	(0.84)	1.10	(0.09)	0.65

Distributions from net investment income(b)		(0.18)	(0.35)	(0.30)	(0.35)	(0.37)	(0.40)

Net asset value, end of period	$10.21		$10.15	$10.45	$11.59	$10.84	$11.30

Total Return(c)
Based on net asset value	2.43	%(d)	0.53%	(7.37)%	10.23%	(0.89)%	6.05%

Ratios to Average Net Assets(e)
Total expenses	0.74	%(f)	0.75%	0.74%	0.73%	0.81%	0.85%

Total expenses after fees waived and/or reimbursed	0.53	%(f)	0.55%	0.56%	0.56%	0.63%	0.65%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.53	%(f)	0.52%	0.52%	0.52%	0.52%	0.52%

Net investment income	3.66	%(f)	3.44%	2.70%	3.06%	3.27%	3.65%

Supplemental Data
Net assets, end of period (000)	$168,261		$168,721	$190,069	$215,903	$188,512	$178,716

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Service

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.15		$10.45	$11.59	$10.84	$11.30	$11.05

Net investment income(a)	0.17		0.32	0.27	0.32	0.34	0.37
Net realized and unrealized gain (loss)	0.06		(0.30)	(1.13)	0.75	(0.46)	0.25

Net increase (decrease) from investment operations	0.23		0.02	(0.86)	1.07	(0.12)	0.62

Distributions from net investment income(b)		(0.17)	(0.32)	(0.28)	(0.32)	(0.34)	(0.37)

Net asset value, end of period	$10.21		$10.15	$10.45	$11.59	$10.84	$11.30

Total Return(c)
Based on net asset value	2.30	%(d)	0.28%	(7.60)%	9.96%	(1.13)%	5.79%

Ratios to Average Net Assets(e)
Total expenses	0.97	%(f)	0.99%	0.96%	0.96%	1.02%	1.08%

Total expenses after fees waived and/or reimbursed	0.78	%(f)	0.80%	0.81%	0.81%	0.88%	0.90%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.78	%(f)	0.77%	0.77%	0.77%	0.77%	0.77%

Net investment income	3.41	%(f)	3.19%	2.42%	2.77%	2.98%	3.34%

Supplemental Data
Net assets, end of period (000)	$6,513		$6,622	$7,293	$7,955	$7,466	$7,874

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor A

	Six Months Ended
	11/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		05/31/23	05/31/22	05/31/21	05/31/20	05/31/19

Net asset value, beginning of period	$10.16		$10.46	$11.60	$10.85	$11.31	$11.06

Net investment income(a)	0.17		0.32	0.28	0.32	0.34	0.37
Net realized and unrealized gain (loss)	0.06		(0.30)	(1.14)	0.75	(0.46)	0.25

Net increase (decrease) from investment operations	0.23		0.02	(0.86)	1.07	(0.12)	0.62

Distributions from net investment income(b)		(0.17)	(0.32)	(0.28)	(0.32)	(0.34)	(0.37)

Net asset value, end of period	$10.22		$10.16	$10.46	$11.60	$10.85	$11.31

Total Return(c)
Based on net asset value	2.30	%(d)	0.28%	(7.59)%	9.96%	(1.13)%	5.79%

Ratios to Average Net Assets(e)
Total expenses	0.93	%(f)	0.95%	0.94%	0.93%	1.02%	1.05%

Total expenses after fees waived and/or reimbursed	0.77	%(f)	0.80%	0.81%	0.80%	0.88%	0.90%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.77	%(f)	0.77%	0.77%	0.77%	0.77%	0.77%

Net investment income	3.42	%(f)	3.19%	2.45%	2.81%	3.01%	3.39%

Supplemental Data
Net assets, end of period (000)	$92,790		$99,046	$112,909	$128,040	$106,048	$90,055

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor A1

	Six Months Ended
	11/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		05/31/23	05/31/22	05/31/21	05/31/20	05/31/19

Net asset value, beginning of period	$10.17		$10.47	$11.60	$10.85	$11.31	$11.06

Net investment income(a)	0.18		0.34	0.29	0.34	0.36	0.39
Net realized and unrealized gain (loss)	0.05		(0.30)	(1.13)	0.75	(0.46)	0.25

Net increase (decrease) from investment operations	0.23		0.04	(0.84)	1.09	(0.10)	0.64

Distributions from net investment income(b)		(0.18)	(0.34)	(0.29)	(0.34)	(0.36)	(0.39)

Net asset value, end of period	$10.22		$10.17	$10.47	$11.60	$10.85	$11.31

Total Return(c)
Based on net asset value	2.28	%(d)	0.44%	(7.35)%	10.12%	(0.97)%	5.95%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.80%	0.79%	0.78%	0.85%	0.88%

Total expenses after fees waived and/or reimbursed	0.63	%(f)	0.65%	0.66%	0.65%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.63	%(f)	0.62%	0.61%	0.62%	0.61%	0.62%

Net investment income	3.56	%(f)	3.34%	2.59%	2.96%	3.16%	3.54%

Supplemental Data
Net assets, end of period (000)	$12,535		$12,899	$14,636	$17,417	$17,241	$19,760

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor C

	Six Months Ended
	11/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		05/31/23	05/31/22	05/31/21	05/31/20	05/31/19

Net asset value, beginning of period	$10.15		$10.45	$11.59	$10.84	$11.30	$11.05

Net investment income(a)	0.13		0.25	0.19	0.23	0.25	0.29
Net realized and unrealized gain (loss)	0.06		(0.30)	(1.14)	0.75	(0.45)	0.25

Net increase (decrease) from investment operations	0.19		(0.05)	(0.95)	0.98	(0.20)	0.54

Distributions from net investment income(b)		(0.13)	(0.25)	(0.19)	(0.23)	(0.26)	(0.29)

Net asset value, end of period	$10.21		$10.15	$10.45	$11.59	$10.84	$11.30

Total Return(c)
Based on net asset value	1.92	%(d)	(0.47)%	(8.29)%	9.14%	(1.87)%	5.00%

Ratios to Average Net Assets(e)
Total expenses	1.70	%(f)	1.71%	1.70%	1.68%	1.76%	1.79%

Total expenses after fees waived and/or reimbursed	1.53	%(f)	1.55%	1.56%	1.56%	1.63%	1.64%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.53	%(f)	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income	2.66	%(f)	2.44%	1.68%	2.06%	2.26%	2.64%

Supplemental Data
Net assets, end of period (000)	$11,739		$12,896	$17,672	$26,004	$32,313	$31,234

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Class K

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.15		$10.45	$11.59	$10.83	$11.30	$11.04

Net investment income(a)	0.19		0.35	0.31	0.35	0.37	0.41
Net realized and unrealized gain (loss)	0.04		(0.30)	(1.14)	0.76	(0.47)	0.26

Net increase (decrease) from investment operations	0.23		0.05	(0.83)	1.11	(0.10)	0.67

Distributions from net investment income(b)		(0.18)	(0.35)	(0.31)	(0.35)	(0.37)	(0.41)

Net asset value, end of period	$10.20		$10.15	$10.45	$11.59	$10.83	$11.30

Total Return(c)
Based on net asset value	2.35	%(d)	0.58%	(7.32)%	10.39%	(0.93)%	6.20%

Ratios to Average Net Assets(e)
Total expenses	0.65	%(f)	0.66%	0.65%	0.64%	0.72%	0.75%

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.50%	0.51%	0.51%	0.58%	0.60%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.48	%(f)	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	3.71	%(f)	3.49%	2.75%	3.10%	3.32%	3.70%

Supplemental Data
Net assets, end of period (000)	$2,084		$2,322	$2,513	$2,902	$2,075	$1,660

Borrowings outstanding, end of period (000)	$—		$—	$16,739	$17,972	$22,054	$16,419

Portfolio turnover rate		4%	35%	20%	16%	21%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund

	Institutional

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.69		$10.18	$11.29	$10.75	$11.11	$10.98

Net investment income(a)	0.17		0.30	0.27	0.33	0.38	0.43
Net realized and unrealized gain (loss)		(0.03)	(0.49)	(1.11)	0.54	(0.36)	0.13

Net increase (decrease) from investment operations	0.14		(0.19)	(0.84)	0.87	0.02	0.56

Distributions from net investment income(b)		(0.17)	(0.30)	(0.27)	(0.33)	(0.38)	(0.43)

Net asset value, end of period	$9.66		$9.69	$10.18	$11.29	$10.75	$11.11

Total Return(c)
Based on net asset value	1.44	%(d)	(1.82)%	(7.56)%	8.20%	0.14%	5.22%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.79%	0.78%	0.79%	0.93%	1.04%

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.58%	0.59%	0.61%	0.75%	0.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.55	%(f)	0.54%	0.54%	0.54%	0.54%	0.54%

Net investment income	3.50	%(f)	3.08%	2.47%	2.98%	3.44%	3.93%

Supplemental Data
Net assets, end of period (000)	$228,985		$240,595	$325,614	$403,080	$370,399	$379,911

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Service

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.70		$10.19	$11.30	$10.76	$11.13	$10.99

Net investment income(a)	0.15		0.28	0.24	0.30	0.35	0.40
Net realized and unrealized gain (loss)		(0.03)	(0.49)	(1.11)	0.54	(0.37)	0.14

Net increase (decrease) from investment operations	0.12		(0.21)	(0.87)	0.84	(0.02)	0.54

Distributions from net investment income(b)		(0.15)	(0.28)	(0.24)	(0.30)	(0.35)	(0.40)

Net asset value, end of period	$9.67		$9.70	$10.19	$11.30	$10.76	$11.13

Total Return(c)
Based on net asset value	1.32	%(d)	(2.05)%	(7.79)%	7.93%	(0.20)%	5.05%

Ratios to Average Net Assets(e)
Total expenses	0.95	%(f)	0.99%	0.98%	0.97%	1.14%	1.26%

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.82%	0.84%	0.86%	1.00%	1.09%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.80	%(f)	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	3.26	%(f)	2.85%	2.21%	2.72%	3.19%	3.67%

Supplemental Data
Net assets, end of period (000)	$1,057		$1,067	$1,350	$2,367	$1,986	$2,080

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor A

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.70		$10.19	$11.30	$10.76	$11.13	$10.99

Net investment income(a)	0.16		0.28	0.25	0.30	0.35	0.40
Net realized and unrealized gain (loss)		(0.04)	(0.49)	(1.11)	0.54	(0.37)	0.14

Net increase (decrease) from investment operations	0.12		(0.21)	(0.86)	0.84	(0.02)	0.54

Distributions from net investment income(b)		(0.15)	(0.28)	(0.25)	(0.30)	(0.35)	(0.40)

Net asset value, end of period	$9.67		$9.70	$10.19	$11.30	$10.76	$11.13

Total Return(c)
Based on net asset value	1.32	%(d)	(2.05)%	(7.78)%	7.93%	(0.20)%	5.05%

Ratios to Average Net Assets(e)
Total expenses	0.91	%(f)	0.93%	0.93%	0.94%	1.09%	1.19%

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.82%	0.83%	0.85%	1.00%	1.09%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.79	%(f)	0.78%	0.78%	0.78%	0.79%	0.79%

Net investment income	3.26	%(f)	2.84%	2.23%	2.72%	3.19%	3.67%

Supplemental Data
Net assets, end of period (000)	$110,049		$117,457	$142,514	$161,081	$131,336	$110,756

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor A1

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.71		$10.20	$11.30	$10.77	$11.13	$11.00

Net investment income(a)	0.16		0.29	0.26	0.32	0.37	0.42
Net realized and unrealized gain (loss)		(0.03)	(0.49)	(1.10)	0.53	(0.36)	0.13

Net increase (decrease) from investment operations	0.13		(0.20)	(0.84)	0.85	0.01	0.55

Distributions from net investment income(b)		(0.16)	(0.29)	(0.26)	(0.32)	(0.37)	(0.42)

Net asset value, end of period	$9.68		$9.71	$10.20	$11.30	$10.77	$11.13

Total Return(c)
Based on net asset value	1.40	%(d)	(1.91)%	(7.56)%	7.99%	0.04%	5.11%

Ratios to Average Net Assets(e)
Total expenses	0.82	%(f)	0.83%	0.81%	0.82%	0.96%	1.05%

Total expenses after fees waived and/or reimbursed	0.65	%(f)	0.68%	0.69%	0.71%	0.85%	0.94%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.65	%(f)	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	3.40	%(f)	2.99%	2.37%	2.88%	3.34%	3.83%

Supplemental Data
Net assets, end of period (000)	$6,074		$6,354	$7,651	$8,925	$9,462	$10,502

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor C

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.70		$10.19	$11.30	$10.76	$11.12	$10.99

Net investment income(a)	0.12		0.20	0.16	0.22	0.27	0.32
Net realized and unrealized gain (loss)		(0.03)	(0.49)	(1.11)	0.54	(0.36)	0.13

Net increase (decrease) from investment operations	0.09		(0.29)	(0.95)	0.76	(0.09)	0.45

Distributions from net investment income(b)		(0.12)	(0.20)	(0.16)	(0.22)	(0.27)	(0.32)

Net asset value, end of period	$9.67		$9.70	$10.19	$11.30	$10.76	$11.12

Total Return(c)
Based on net asset value	0.94	%(d)	(2.79)%	(8.48)%	7.12%	(0.85)%	4.18%

Ratios to Average Net Assets(e)
Total expenses	1.72	%(f)	1.73%	1.70%	1.71%	1.85%	1.95%

Total expenses after fees waived and/or reimbursed	1.55	%(f)	1.58%	1.59%	1.61%	1.75%	1.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.55	%(f)	1.54%	1.54%	1.54%	1.54%	1.54%

Net investment income	2.50	%(f)	2.08%	1.47%	2.00%	2.44%	2.93%

Supplemental Data
Net assets, end of period (000)	$8,102		$10,190	$14,249	$20,866	$29,078	$29,936

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Class K

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$9.69		$10.18	$11.29	$10.75	$11.11	$10.98

Net investment income(a)	0.17		0.31	0.28	0.33	0.38	0.43
Net realized and unrealized gain (loss)		(0.03)	(0.49)	(1.11)	0.55	(0.35)	0.13

Net increase (decrease) from investment operations	0.14		(0.18)	(0.83)	0.88	0.03	0.56

Distributions from net investment income(b)		(0.17)	(0.31)	(0.28)	(0.34)	(0.39)	(0.43)

Net asset value, end of period	$9.66		$9.69	$10.18	$11.29	$10.75	$11.11

Total Return(c)
Based on net asset value	1.47	%(d)	(1.77)%	(7.52)%	8.25%	0.19%	5.28%

Ratios to Average Net Assets(e)
Total expenses	0.63	%(f)	0.65%	0.64%	0.65%	0.80%	0.90%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.53%	0.54%	0.56%	0.70%	0.79%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.50	%(f)	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	3.56	%(f)	3.15%	2.53%	3.01%	3.48%	3.98%

Supplemental Data
Net assets, end of period (000)	$8,759		$8,347	$7,776	$6,334	$3,982	$2,329

Borrowings outstanding, end of period (000)	$—		$—	$29,938	$49,169	$64,784	$64,404

Portfolio turnover rate		10%	46%	27%	27%	26%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Impact Municipal Fund

		Institutional

	Six Months Ended				Period from
	11/30/23		Year Ended		03/14/22	(a)
	(unaudited)		05/31/23		to 05/31/22

Net asset value, beginning of period	$9.50		$9.81		$10.00

Net investment income(b)	0.17		0.30		0.03
Net realized and unrealized gain	0.14		(0.28)			(0.19)

Net increase from investment operations	0.31		0.02			(0.16)

Distributions(c)
From net investment income		(0.17)	(0.30)			(0.03)
From net realized gain	—		(0.03)		—

Total distributions		(0.17)	(0.33)			(0.03)

Net asset value, end of period	$9.64		$9.50		$9.81

Total Return(d)
Based on net asset value	3.29	%(e)	0.27%		(1.61	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.05	%(g)	1.30	%(h)	1.13	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.59	%(g)	0.57%		0.58	%(g)

Net investment income	3.60	%(g)	3.16%		1.44	%(g)

Supplemental Data
Net assets, end of period (000)	$227		$122		$98

Portfolio turnover rate		12%	36%			—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.04%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.05%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.

See notes to financial statements.

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)

		Investor A

	Six Months Ended				Period from
	11/30/23		Year Ended		03/14/22	(a)
	(unaudited)		05/31/23		to 05/31/22

Net asset value, beginning of period	$9.50		$9.81		$10.00

Net investment income(b)	0.16		0.28		0.02
Net realized and unrealized gain	0.15		(0.28)			(0.19)

Net increase from investment operations	0.31		—			(0.17)

Distributions(c)
From net investment income		(0.16)	(0.28)			(0.02)
From net realized gain	—		(0.03)		—

Total distributions		(0.16)	(0.31)			(0.02)

Net asset value, end of period	$9.65		$9.50		$9.81

Total Return(d)
Based on net asset value	3.28	%(e)	0.03%		(1.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.33	%(g)	1.60	%(h)	1.37	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.81%		0.83	%(g)

Net investment income	3.36	%(g)	2.92%		1.19	%(g)

Supplemental Data
Net assets, end of period (000)	$158		$97		$98

Portfolio turnover rate		12%	36%			—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.34%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.02%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)

	Class K

	Six Months Ended				Period from
	11/30/23		Year Ended		03/14/22	(a)
	(unaudited)		05/31/23		to 05/31/22

Net asset value, beginning of period	$9.50		$9.81		$10.00

Net investment income(b)	0.17		0.30		0.03
Net realized and unrealized gain	0.15		(0.28)			(0.19)

Net increase from investment operations	0.32		0.02			(0.16)

Distributions(c)
From net investment income		(0.17)	(0.30)			(0.03)
From net realized gain	—		(0.03)		—

Total distributions		(0.17)	(0.33)			(0.03)

Net asset value, end of period	$9.65		$9.50		$9.81

Total Return(d)
Based on net asset value	3.42	%(e)	0.31%		(1.60	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.01	%(g)	1.23	%(h)	0.75	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.54	%(g)	0.53%		0.53	%(g)

Net investment income	3.63	%(g)	3.20%		1.50	%(g)

Supplemental Data
Net assets, end of period (000)	$48,261		$47,360		$48,841

Portfolio turnover rate		12%	36%			—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 0.96%.
(i)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.

See notes to financial statements.

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund

	Institutional

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.36		$10.84		$11.95	$10.90	$11.70	$11.75

Net investment income(a)	0.16		0.29		0.25	0.27	0.29	0.35
Net realized and unrealized gain (loss)	—		(0.48)		(1.11)	1.04	(0.80)	0.14

Net increase (decrease) from investment operations	0.16		(0.19)		(0.86)	1.31	(0.51)	0.49

Distributions(b)
From net investment income		(0.16)	(0.29)		(0.25)	(0.26)	(0.29)	(0.35)
From net realized gain	—		—		—	—	—	(0.19)

Total distributions		(0.16)	(0.29)		(0.25)	(0.26)	(0.29)	(0.54)

Net asset value, end of period	$10.36		$10.36		$10.84	$11.95	$10.90	$11.70

Total Return(c)
Based on net asset value	1.56	%(d)	(1.74	)%(e)	(7.34)%	12.18%	(4.46)%	4.41%

Ratios to Average Net Assets(f)
Total expenses	0.77	%(g)	0.83%		0.67%	0.67%	0.75%	0.82%

Total expenses after fees waived and/or reimbursed	0.71	%(g)	0.77%		0.63%	0.61%	0.70%	0.77%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.66	%(g)	0.59%		0.55%	0.55%	0.54%	0.55%

Net investment income	3.15	%(g)	2.80%		2.10%	2.32%	2.53%	3.05%

Supplemental Data
Net assets, end of period (000)	$3,179,983		$3,992,499		$5,736,839	$6,514,428	$6,827,755	$8,539,776

Borrowings outstanding, end of period (000)	$61,150		$103,390		$745,620	$764,712	$869,463	$960,205

Portfolio turnover rate		45%	51%		106%	100%	119%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor A

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.35		$10.83		$11.94	$10.90	$11.69	$11.74

Net investment income(a)	0.15		0.27		0.22	0.24	0.27	0.33
Net realized and unrealized gain (loss)	0.01		(0.48)		(1.11)	1.04	(0.79)	0.14

Net increase (decrease) from investment operations	0.16		(0.21)		(0.89)	1.28	(0.52)	0.47

Distributions(b)
From net investment income		(0.15)	(0.27)		(0.22)	(0.24)	(0.27)	(0.33)
From net realized gain	—		—		—	—	—	(0.19)

Total distributions		(0.15)	(0.27)		(0.22)	(0.24)	(0.27)	(0.52)

Net asset value, end of period	$10.36		$10.35		$10.83	$11.94	$10.90	$11.69

Total Return(c)
Based on net asset value	1.56	%(d)	(1.95	)%(e)	(7.55)%	11.83%	(4.59)%	4.17%

Ratios to Average Net Assets(f)
Total expenses	0.97	%(g)	1.04%		0.89%	0.89%	0.98%	1.05%

Total expenses after fees waived and/or reimbursed	0.91	%(g)	0.98%		0.85%	0.84%	0.92%	1.00%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.86	%(g)	0.80%		0.77%	0.77%	0.76%	0.78%

Net investment income	2.96	%(g)	2.60%		1.88%	2.10%	2.31%	2.82%

Supplemental Data
Net assets, end of period (000)	$804,955		$938,420		$1,367,516	$1,717,910	$1,871,557	$1,846,094

Borrowings outstanding, end of period (000)	$61,150		$103,390		$745,620	$764,712	$869,463	$960,205

Portfolio turnover rate		45%	51%		106%	100%	119%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor A1

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.35		$10.83		$11.94	$10.90	$11.70	$11.75

Net investment income(a)	0.16		0.29		0.24	0.26	0.29	0.35
Net realized and unrealized gain (loss)	—		(0.49)		(1.11)	1.03	(0.81)	0.14

Net increase (decrease) from investment operations	0.16		(0.20)		(0.87)	1.29	(0.52)	0.49

Distributions(b)

From net investment income		(0.15)	(0.28)		(0.24)	(0.25)	(0.28)	(0.35)

From net realized gain	—		—		—	—	—	(0.19)

Total distributions		(0.15)	(0.28)		(0.24)	(0.25)	(0.28)	(0.54)

Net asset value, end of period	$10.36		$10.35		$10.83	$11.94	$10.90	$11.70

Total Return(c)
Based on net asset value	1.63	%(d)	(1.81	)%(e)	(7.42)%	11.99%	(4.52)%	4.33%

Ratios to Average Net Assets(f)
Total expenses	0.84	%(g)	0.90%		0.74%	0.75%	0.82%	0.90%

Total expenses after fees waived and/or reimbursed	0.78	%(g)	0.84%		0.71%	0.69%	0.76%	0.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.73	%(g)	0.66%		0.63%	0.63%	0.60%	0.62%

Net investment income	3.09	%(g)	2.75%		2.03%	2.25%	2.48%	2.99%

Supplemental Data
Net assets, end of period (000)	$16,129		$16,987		$21,176	$24,645	$23,881	$27,606

Borrowings outstanding, end of period (000)	$61,150		$103,390		$745,620	$764,712	$869,463	$960,205

Portfolio turnover rate		45%	51%		106%	100%	119%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor C

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.36		$10.84		$11.95	$10.90	$11.70	$11.75

Net investment income(a)	0.11		0.19		0.13	0.15	0.18	0.24
Net realized and unrealized gain (loss)	—		(0.48)		(1.11)	1.05	(0.80)	0.14

Net increase (decrease) from investment operations	0.11		(0.29)		(0.98)	1.20	(0.62)	0.38

Distributions(b)

From net investment income		(0.11)	(0.19)		(0.13)	(0.15)	(0.18)	(0.24)

From net realized gain	—		—		—	—	—	(0.19)

Total distributions		(0.11)	(0.19)		(0.13)	(0.15)	(0.18)	(0.43)

Net asset value, end of period	$10.36		$10.36		$10.84	$11.95	$10.90	$11.70

Total Return(c)
Based on net asset value	1.07	%(d)	(2.70	)%(e)	(8.25)%	11.07%	(5.39)%	3.39%

Ratios to Average Net Assets(f)
Total expenses	1.74	%(g)	1.81%		1.65%	1.66%	1.73%	1.81%

Total expenses after fees waived and/or reimbursed	1.69	%(g)	1.75%		1.61%	1.61%	1.68%	1.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	1.63	%(g)	1.57%		1.53%	1.54%	1.52%	1.53%

Net investment income	2.18	%(g)	1.82%		1.11%	1.35%	1.56%	2.07%

Supplemental Data
Net assets, end of period (000)	$62,008		$78,322		$134,639	$184,220	$271,382	$307,887

Borrowings outstanding, end of period (000)	$61,150		$103,390		$745,620	$764,712	$869,463	$960,205

Portfolio turnover rate		45%	51%		106%	100%	119%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Class K

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$10.36		$10.84		$11.95	$10.90	$11.70	$11.75

Net investment income(a)	0.17		0.30		0.25	0.27	0.30	0.36
Net realized and unrealized gain (loss)		(0.01)	(0.48)		(1.11)	1.05	(0.80)	0.14

Net increase (decrease) from investment operations	0.16		(0.18)		(0.86)	1.32	(0.50)	0.50

Distributions(b)
From net investment income		(0.16)	(0.30)		(0.25)	(0.27)	(0.30)	(0.36)
From net realized gain	—		—		—	—	—	(0.19)

Total distributions		(0.16)	(0.30)		(0.25)	(0.27)	(0.30)	(0.55)

Net asset value, end of period	$10.36		$10.36		$10.84	$11.95	$10.90	$11.70

Total Return(c)
Based on net asset value	1.61	%(d)	(1.66	)%(e)	(7.28)%	12.24%	(4.39)%	4.47%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.75%		0.60%	0.61%	0.69%	0.76%

Total expenses after fees waived and/or reimbursed	0.60	%(g)	0.70%		0.56%	0.56%	0.63%	0.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.55	%(g)	0.51%		0.48%	0.49%	0.47%	0.48%

Net investment income	3.28	%(g)	2.88%		2.16%	2.37%	2.59%	3.11%

Supplemental Data
Net assets, end of period (000)	$98,526		$93,826		$124,194	$168,801	$162,366	$126,051

Borrowings outstanding, end of period (000)	$61,150		$103,390		$745,620	$764,712	$869,463	$960,205

Portfolio turnover rate		45%	51%		106%	100%	119%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Registrant Name	Fund Name	Herein Referred To As	Diversification Classification

BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock Impact Municipal Fund	Impact Municipal	Diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge		CDSC		Conversion Privilege

Institutional, Service and Class K Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Boards of Trustees of the Trusts and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded

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Notes to Financial Statements (unaudited) (continued)

commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.

Fund Name	Investment Name	Par	Value	Unrealized Appreciation (Depreciation)

California Municipal Opportunities	Bond Forward	$73,938,192	$13,481,897	$13,481,897
Strategic Municipal Opportunities	Bond Forward	231,150,104	42,147,931	42,147,931

Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

California Municipal Opportunities	$1,022,515	$101,552	$37,161	$1,161,228
Strategic Municipal Opportunities	1,066,073	119,506	31,840	1,217,419

For the six months ended November 30, 2023, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

California Municipal Opportunities	$ 114,465,497		$52,974,978		3.31% — 3.35%	$57,268,530	4.06%

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

Strategic Municipal Opportunities	$ 127,186,870		$61,149,999		3.30% — 3.40%	$62,138,901	3.92%

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at November 30, 2023, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at November 30, 2023.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trusts and the Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to the Funds except Impact Municipal, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Impact Municipal	Strategic Municipal Opportunities

First $1 billion	0.38%	0.52%	0.52%	0.45%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.42	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.41	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.39	0.48
Greater than $10 billion	0.32	0.44	0.44	0.38	0.47

Service and Distribution Fees: The Trusts and the Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with

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Notes to Financial Statements (unaudited) (continued)

BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Impact Municipal		Strategic Municipal Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	N/A	N/A	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor A1	Investor C	Total

California Municipal Opportunities	$ —	$ 782,797	$ 38,452	$ 290,189	$ 1,111,438
New Jersey Municipal Bond	8,143	119,444	6,273	60,415	194,275
Pennsylvania Municipal Bond	1,303	139,856	3,028	43,823	188,010
Impact Municipal	—	120	—	—	120
Strategic Municipal Opportunities	—	1,071,224	8,146	345,964	1,425,334

Administration: With respect to Impact Municipal, the Corporation, on behalf of Impact Municipal, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, with respect to Impact Municipal the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Fund Name	Institutional	Investor A	Class K	Total

Impact Municipal	$16	$9	$4,693	$4,718

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2023, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$1,480	$—	$1,036	$864	$148	$—	$3,528
New Jersey Municipal Bond	148	576	460	253	74	23	1,534
Pennsylvania Municipal Bond	148	28	549	253	148	6	1,132
Impact Municipal	10	—	35	—	—	90	135
Strategic Municipal Opportunities	1,983	—	1,628	92	296	89	4,088

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$551,286	$—	$142,404	$15,987	$16,516	$592	$726,785
New Jersey Municipal Bond	86,288	2,824	21,520	3,659	3,820	171	118,282
Pennsylvania Municipal Bond	182,879	400	23,673	2,874	4,314	283	214,423
Impact Municipal	39	—	35	—	—	90	164
Strategic Municipal Opportunities	1,704,639	—	186,730	5,218	24,545	2,013	1,923,145

Other Fees: For the six months ended November 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

California Municipal Opportunities	$372
New Jersey Municipal Bond	194
Pennsylvania Municipal Bond	1,190
Impact Municipal	3
Strategic Municipal Opportunities	631

For the six months ended November 30, 2023, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

California Municipal Opportunities	$17,078	$408
New Jersey Municipal Bond	2,582	150
Pennsylvania Municipal Bond	426	8
Strategic Municipal Opportunities	22,665	1,555

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

California Municipal Opportunities	$95,435
New Jersey Municipal Bond	10,510
Pennsylvania Municipal Bond	6,283
Impact Municipal	769
Strategic Municipal Opportunities	137,921

With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K

California Municipal Opportunities	0.44%	—%	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
Impact Municipal	0.58	—	0.83	—	—	0.53

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, with respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of investment advisory fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2023, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed by the Manager

California Municipal Opportunities	$520,508
New Jersey Municipal Bond	226,126
Pennsylvania Municipal Bond	225,831
Impact Municipal	103,206

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Notes to Financial Statements (unaudited) (continued)

With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2023, the Manager waived $1,170,144 pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended November 30, 2023, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager- Class Specific

Fund Name	Institutional	Investor A	Class K	Total

Impact Municipal	$8	$2	$4,693	$4,703

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$161,516	$—	$—	$—	$2,067	$591	$164,174
New Jersey Municipal Bond	44,325	1,195	—	521	800	170	47,011
Pennsylvania Municipal Bond	125,387	139	—	1,360	2,123	282	129,291
Impact Municipal	6	—	30	—	—	90	126

Impact Municipal also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended November 30, 2023, the amount was $1,821.

With respect to the contractual expense limitation, if during Impact Municipal’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2029, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of November 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring

Fund Name/Fund Level/Share Class	05/31/24	05/31/25	05/31/26

Impact Municipal
Fund Level	$ 75,939	$ 319,112	$ 105,027
Institutional	71	59	14
Investor A	72	109	32
Class K	2,155	9,534	4,783

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Strategic Municipal Opportunities are currently permitted to borrow under the Interfund Lending Program. Impact Municipal is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended November 30, 2023, the Funds did not participate in the Interfund Lending Program.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

California Municipal Opportunities	$940,666,997	$1,027,618,074
New Jersey Municipal Bond	11,542,002	13,458,262
Pennsylvania Municipal Bond	33,974,422	39,341,906
Impact Municipal	8,662,849	5,240,487
Strategic Municipal Opportunities	2,034,865,838	2,580,355,385

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of May 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards (a)	Qualified Late-Year Capital Losses	(b)

California Municipal Opportunities	$(179,985,221)	$—
New Jersey Municipal Bond	(19,872,492)	—
Pennsylvania Municipal Bond	(45,862,463)	—
Impact Municipal	—	(876,325)
Strategic Municipal Opportunities	(865,129,814)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of November 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California Municipal Opportunities	$2,326,571,090	$27,953,678	$(123,227,667)	$(95,273,989)
New Jersey Municipal Bond	293,421,285	8,149,548	(10,177,569)	(2,028,021)
Pennsylvania Municipal Bond	377,133,408	3,193,452	(21,280,702)	(18,087,250)
Impact Municipal	49,015,577	522,107	(1,503,975)	(981,868)
Strategic Municipal Opportunities	4,365,769,241	81,525,753	(346,222,963)	(264,697,210)

9.	BANK BORROWINGS

The Trusts and the Corporation, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2023, the Funds did not borrow under the credit agreement.

94	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

California Municipal Opportunities
Institutional
Shares sold	32,221,752	$373,151,472	96,231,929	$1,128,888,983
Shares issued in reinvestment of distributions	1,760,222	20,370,796	3,372,023	39,562,634
Shares redeemed	(50,650,469)	(581,330,160)	(117,689,708)	(1,377,420,158)

	(16,668,495)	$(187,807,892)	(18,085,756)	$(208,968,541)

Investor A
Shares sold and automatic conversion of shares	3,619,619	$41,893,297	10,726,937	$126,343,680
Shares issued in reinvestment of distributions	717,032	8,291,984	1,491,331	17,474,979
Shares redeemed	(10,136,044)	(117,152,217)	(25,895,873)	(303,253,743)

	(5,799,393)	$(66,966,936)	(13,677,605)	$(159,435,084)

Investor A1
Shares sold	—	$—	4	$47
Shares issued in reinvestment of distributions	60,553	700,870	116,443	1,366,084
Shares redeemed	(271,031)	(3,137,081)	(729,558)	(8,579,281)

	(210,478)	$(2,436,211)	(613,111)	$(7,213,150)

96	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

California Municipal Opportunities (continued)
Investor C
Shares sold	139,423	$1,622,583	367,610	$4,343,787
Shares issued in reinvestment of distributions	52,227	604,501	107,152	1,256,693
Shares redeemed and automatic conversion of shares	(991,652)	(11,480,710)	(2,115,208)	(24,800,299)

	(800,002)	$(9,253,626)	(1,640,446)	$(19,199,819)

Class K
Shares sold	1,612,594	$18,655,235	6,244,561	$73,318,861
Shares issued in reinvestment of distributions	56,119	649,703	126,328	1,483,231
Shares redeemed	(2,921,035)	(33,635,670)	(8,532,267)	(99,625,925)

	(1,252,322)	$(14,330,732)	(2,161,378)	$(24,823,833)

	(24,730,690)	$(280,795,397)	(36,178,296)	$(419,640,427)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

New Jersey Municipal Bond
Institutional
Shares sold	2,273,200	$22,493,499	7,311,607	$74,164,017
Shares issued in reinvestment of distributions	238,460	2,385,502	436,671	4,417,305
Shares redeemed	(2,644,992)	(26,110,342)	(9,314,581)	(93,972,701)

	(133,332)	$(1,231,341)	(1,566,303)	$(15,391,379)

Service
Shares sold	90	$824	226	$2,310
Shares issued in reinvestment of distributions	10,436	104,416	19,988	202,199
Shares redeemed	(24,668)	(240,923)	(65,749)	(672,908)

	(14,142)	$(135,683)	(45,535)	$(468,399)

Investor A
Shares sold and automatic conversion of shares	445,434	$4,451,430	2,222,725	$22,574,501
Shares issued in reinvestment of distributions	142,683	1,429,173	298,802	3,024,217
Shares redeemed	(1,252,295)	(12,479,632)	(3,567,502)	(35,918,580)

	(664,178)	$(6,599,029)	(1,045,975)	$(10,319,862)

Investor A1
Shares issued in reinvestment of distributions	15,083	$151,115	30,595	$309,769
Shares redeemed	(57,436)	(570,642)	(160,283)	(1,612,737)

	(42,353)	$(419,527)	(129,688)	$(1,302,968)

Investor C
Shares sold	47,473	$479,567	170,876	$1,724,832
Shares issued in reinvestment of distributions	15,138	151,482	32,814	331,737
Shares redeemed and automatic conversion of shares	(182,711)	(1,825,790)	(624,357)	(6,324,275)

	(120,100)	$(1,194,741)	(420,667)	$(4,267,706)

Class K
Shares sold	17,725	$176,804	58,199	$590,112
Shares issued in reinvestment of distributions	3,823	38,241	7,264	73,439
Shares redeemed	(46,147)	(453,219)	(77,133)	(774,039)

	(24,599)	$(238,174)	(11,670)	$(110,488)

	(998,704)	$(9,818,495)	(3,219,838)	$(31,860,802)

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Pennsylvania Municipal Bond
Institutional
Shares sold	2,617,373	$24,486,775	5,978,147	$58,227,952
Shares issued in reinvestment of distributions	192,620	1,826,759	381,833	3,711,770
Shares redeemed	(3,933,855)	(37,253,359)	(13,514,976)	(131,335,547)

	(1,123,862)	$(10,939,825)	(7,154,996)	$(69,395,825)

Service
Shares sold	178	$1,694	3,739	$36,890
Shares issued in reinvestment of distributions	1,764	16,731	3,091	30,079
Shares redeemed	(2,644)	(25,008)	(29,323)	(287,101)

	(702)	$(6,583)	(22,493)	$(220,132)

Investor A
Shares sold and automatic conversion of shares	462,132	$4,412,313	1,300,214	$12,786,109
Shares issued in reinvestment of distributions	178,540	1,694,530	343,990	3,347,233
Shares redeemed	(1,368,563)	(13,000,359)	(3,519,802)	(34,137,743)

	(727,891)	$(6,893,516)	(1,875,598)	$(18,004,401)

Investor A1
Shares issued in reinvestment of distributions	7,205	$68,424	14,162	$137,858
Shares redeemed	(34,147)	(329,021)	(109,848)	(1,072,417)

	(26,942)	$(260,597)	(95,686)	$(934,559)

Investor C
Shares sold	32,764	$312,408	115,832	$1,131,232
Shares issued in reinvestment of distributions	11,253	106,841	24,303	236,481
Shares redeemed and automatic conversion of shares	(256,695)	(2,447,075)	(487,868)	(4,760,709)

	(212,678)	$(2,027,826)	(347,733)	$(3,392,996)

Class K
Shares sold	202,201	$1,929,184	502,139	$4,903,559
Shares issued in reinvestment of distributions	16,352	154,926	25,545	248,217
Shares redeemed	(173,171)	(1,633,698)	(430,098)	(4,185,708)

	45,382	$450,412	97,586	$966,068

	(2,046,693)	$(19,677,935)	(9,398,920)	$(90,981,845)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Impact Municipal
Institutional
Shares sold	12,032	$110,006	2,776	$26,120
Shares issued in reinvestment of distributions	123	1,155	84	787
Shares redeemed	(1,472)	(13,777)	—	—

	10,683	$97,384	2,860	$26,907

Investor A
Shares sold	6,273	$60,340	186	$1,771
Shares issued in reinvestment of distributions	4	37	—	—
Shares redeemed	(100)	(910)	—	—

	6,177	$59,467	186	$1,771

Class K
Shares sold	28,249	$259,327	6,620	$61,326
Shares issued in reinvestment of distributions	210	1,956	87	831
Shares redeemed	(12,196)	(111,354)	(2,343)	(22,152)

	16,263	$149,929	4,364	$40,005

	33,123	$306,780	7,410	$68,683

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Strategic Municipal Opportunities
Institutional
Shares sold	64,913,878	$657,749,043	277,486,248	$2,901,319,523
Shares issued in reinvestment of distributions	4,405,778	44,533,780	9,859,278	102,370,654
Shares redeemed	(147,886,363)	(1,491,859,227)	(431,090,290)	(4,477,392,025)

	(78,566,707)	$(789,576,404)	(143,744,764)	$(1,473,701,848)

Investor A
Shares sold and automatic conversion of shares	5,036,231	$51,087,236	19,364,452	$202,292,039
Shares issued in reinvestment of distributions	1,098,896	11,103,817	2,479,260	25,735,126
Shares redeemed	(19,055,713)	(193,007,615)	(57,423,715)	(597,062,188)

	(12,920,586)	$(130,816,562)	(35,580,003)	$(369,035,023)

Investor A1
Shares sold	—	$—	2	$22
Shares issued in reinvestment of distributions	14,027	141,756	30,047	311,823
Shares redeemed	(97,412)	(980,366)	(344,331)	(3,563,035)

	(83,385)	$(838,610)	(314,282)	$(3,251,190)

Investor C
Shares sold	135,969	$1,373,360	676,624	$7,046,623
Shares issued in reinvestment of distributions	68,578	693,076	159,235	1,653,491
Shares redeemed and automatic conversion of shares	(1,781,788)	(18,085,530)	(5,696,048)	(59,346,399)

	(1,577,241)	$(16,019,094)	(4,860,189)	$(50,646,285)

Class K
Shares sold	11,906,993	$123,454,212	9,609,145	$100,482,155
Shares issued in reinvestment of distributions	221,081	2,229,167	213,670	2,219,662
Shares redeemed	(11,677,355)	(117,133,846)	(12,223,513)	(127,161,730)

	450,719	$8,549,533	(2,400,698)	$(24,459,913)

	(92,697,200)	$(928,701,137)	(186,899,936)	$(1,921,094,259)

As of November 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K

New Jersey Municipal Bond	—	—	18,124
Impact Municipal	10,000	10,000	4,980,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Disclosure of Investment Advisory Agreements

The Board of Directors/Trustees, as applicable (the “Board,” the members of which are referred to as “Board Members”), of each of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”), BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”), BlackRock Municipal Bond Fund, Inc. (“Municipal Bond Fund, Inc.”) and BlackRock Municipal Series Trust (the “Municipal Series Trust” and collectively with the California Municipal Series Trust, the Multi-State Municipal Series Trust and Municipal Bond Fund, Inc., the “Registrants” and each, a “Registrant”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between the California Municipal Series Trust, on behalf of BlackRock California Municipal Opportunities Trust (the “California Municipal Opportunities Fund”), the Multi-State Municipal Series Trust, on behalf of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), Municipal Bond Fund, Inc., on behalf of BlackRock Impact Municipal Fund (the “Impact Municipal Fund”) and the Municipal Series Trust, on behalf of BlackRock Strategic Municipal Opportunities Fund (the “Strategic Municipal Opportunities Fund” and collectively, with the California Municipal Opportunities Fund, the New Jersey Municipal Bond Fund, the Pennsylvania Municipal Bond Fund and the Impact Municipal Fund, the “Funds” and each, a “Fund”) and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Registrant, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock;(h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreements  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the California Municipal Opportunities Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the California Municipal Opportunities Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the California Municipal Opportunities Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, the New Jersey Municipal Bond Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the New Jersey Municipal Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the New Jersey Municipal Bond Fund’s underperformance relative to its Morningstar Category during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, the Pennsylvania Municipal Bond Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Pennsylvania Municipal Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Pennsylvania Municipal Bond Fund’s underperformance relative to its Morningstar Category during the applicable periods.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	101

Disclosure of Investment Advisory Agreements  (continued)

The Board noted that for the since inception period reported, the Impact Municipal Fund ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Impact Municipal Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Impact Municipal Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board noted that for each of the one-, three- and five-year periods reported, the Strategic Municipal Opportunities Fund ranked in the fourth quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Strategic Municipal Opportunities Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Strategic Municipal Opportunities Fund’s underperformance relative to its Morningstar Category during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the California Municipal Opportunities Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the California Municipal Opportunities Fund’s Expense Peers. The Board also noted that the California Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the California Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the California Municipal Opportunities Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the California Municipal Opportunities Fund’s total expenses as a percentage of the California Municipal Opportunities Fund’s average daily net assets on a class-by-class basis.

The Board noted that the New Jersey Municipal Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the New Jersey Municipal Bond Fund’s Expense Peers. The Board also noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New Jersey Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the New Jersey Municipal Bond Fund’s total expenses as a percentage of the New Jersey Municipal Bond Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Pennsylvania Municipal Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Pennsylvania Municipal Bond Fund’s Expense Peers. The Board also noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Pennsylvania Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Pennsylvania Municipal Bond Fund’s total expenses as a percentage of the Pennsylvania Municipal Bond Fund’s average daily net assets on a class-by-class basis.

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Disclosure of Investment Advisory Agreements  (continued)

The Board noted that the Impact Municipal Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Impact Municipal Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of Impact Municipal Funds that BlackRock believes are generally similar to the Impact Municipal Fund. The Board noted that the Impact Municipal Fund’s actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the supplemental peer group. The Board further noted that the Impact Municipal Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Impact Municipal Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Impact Municipal Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Impact Municipal Fund’s total expenses as a percentage of the Impact Municipal Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Strategic Municipal Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Strategic Municipal Opportunities Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of Strategic Municipal Opportunities Funds that BlackRock believes are generally similar to the Strategic Municipal Opportunities Fund. The Board noted that the Strategic Municipal Opportunities Fund’s actual management fee rate and total expense ratio each ranked in the second quartile relative to the supplemental peer group. The Board further noted that the Strategic Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Municipal Opportunities Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive 0.05% of the advisory fee for the Strategic Municipal Opportunities Fund through June 30, 2025.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreements between the Manager and each Registrant, on behalf of each of Registrant’s respective Fund(s), for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	103

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc. and BlackRock Municipal Series Trust (the “Trusts”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, BlackRock Impact Municipal Fund and BlackRock Strategic Municipal Opportunities Fund (the “Funds”), each a series of the respective Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trusts, on behalf of the Funds, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 9, 2023, for shareholders of record on September 11, 2023, to elect trustee nominees for the BlackRock California Municipal Series Trust (the “Trust”).

Shareholders elected the Trustees(a) as follows:

	Votes For	Votes Against	Votes Abstained

Lorenzo A. Flores	167,066,966	3,387,717	2,723,102

Stayce D. Harris	166,950,539	3,310,663	2,916,583

J. Phillip Holloman	167,338,671	3,820,264	2,018,850

Arthur P. Steinmetz	166,780,625	3,697,123	2,700,037

(a)	Denotes Trust-wide proposal and voting results.

A Special Meeting of Shareholders was held on November 9, 2023, for shareholders of record on September 11, 2023, to elect trustee nominees for the BlackRock Multi-State Municipal Series Trust (the “Trust”).

Shareholders elected the Trustees(a) as follows:

	Votes For	Votes Against	Votes Abstained

Lorenzo A. Flores	157,754,353	4,943,620	1,327,181

Stayce D. Harris	158,273,711	4,459,919	1,291,524

J. Phillip Holloman	155,586,816	5,535,010	2,903,328

Arthur P. Steinmetz	155,419,703	5,957,521	2,647,930

(a)	Denotes Trust-wide proposal and voting results.

A Special Meeting of Shareholders was held on November 9, 2023, for shareholders of record on September 11, 2023, to elect director nominees for the BlackRock Municipal Bond Fund, Inc. (the “Corporation”).

Shareholders elected the Directors(a) as follows:

	Votes For	Votes Against	Votes Abstained

Lorenzo A. Flores	1,085,651,336	18,152,624	16,131,399

Stayce D. Harris	1,087,270,030	17,234,652	15,430,677

J. Phillip Holloman	1,085,526,296	18,168,164	16,240,899

Arthur P. Steinmetz	1,084,634,679	18,987,501	16,313,179

(a)	Denotes Corporation-wide proposal and voting results.

A Special Meeting of Shareholders was held on November 9, 2023, for shareholders of record on September 11, 2023, to elect trustee nominees for the BlackRock Municipal Series Trust (the “Trust”).

Shareholders elected the Trustees(a) as follows:

	Votes For	Votes Against	Votes Abstained

Lorenzo A. Flores	412,133,854	4,657,419	2,520,007

Stayce D. Harris	413,366,499	4,177,116	1,767,665

J. Phillip Holloman	412,289,521	4,710,870	2,310,889

Arthur P. Steinmetz	412,324,968	4,668,942	2,317,370

(a)	Denotes Trust-wide proposal and voting results.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

A D D I T I O N A L I N F O R M A T I O N	105

Additional Information  (continued)

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Willkie Farr & Gallagher LLP
Boston, MA 02114	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10001

A D D I T I O N A L I N F O R M A T I O N	107

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI4-11/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

2

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 19, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: January 19, 2024

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